UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor®
Series Equity-Income Fund

April 30, 2013

1.950933.100

AEDTI-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.2%
Gentex Corp.	83,500	$ 1,878,750
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	37,500	3,830,250
Texas Roadhouse, Inc. Class A	77,300	1,816,550
Yum! Brands, Inc.	39,900	2,717,988
		8,364,788
Media - 4.6%
Comcast Corp. Class A	556,100	22,966,930
DIRECTV (a)	14,200	803,152
Time Warner, Inc.	185,009	11,059,838
		34,829,920
Multiline Retail - 2.4%
Kohl's Corp.	65,100	3,063,606
Target Corp.	211,700	14,937,552
		18,001,158
Specialty Retail - 1.0%
Lowe's Companies, Inc.	145,600	5,593,952
Staples, Inc.	146,527	1,940,017
		7,533,969
TOTAL CONSUMER DISCRETIONARY		70,608,585
CONSUMER STAPLES - 10.6%
Beverages - 1.1%
Molson Coors Brewing Co. Class B	44,300	2,285,880
The Coca-Cola Co.	138,600	5,866,938
		8,152,818
Food & Staples Retailing - 3.0%
CVS Caremark Corp.	26,700	1,553,406
Safeway, Inc.	113,499	2,555,997
Sysco Corp.	71,100	2,478,546
Wal-Mart Stores, Inc.	49,300	3,831,596
Walgreen Co.	256,245	12,686,690
		23,106,235
Food Products - 1.4%
Kellogg Co.	160,100	10,412,904
Household Products - 2.9%
Procter & Gamble Co.	285,690	21,932,421
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 2.2%
Altria Group, Inc.	276,100	$ 10,080,411
Lorillard, Inc.	99,879	4,283,810
Philip Morris International, Inc.	26,400	2,523,576
		16,887,797
TOTAL CONSUMER STAPLES		80,492,175
ENERGY - 14.2%
Energy Equipment & Services - 1.1%
Halliburton Co.	44,900	1,920,373
National Oilwell Varco, Inc.	27,800	1,813,116
Noble Corp.	76,200	2,857,500
Schlumberger Ltd.	22,244	1,655,621
		8,246,610
Oil, Gas & Consumable Fuels - 13.1%
Apache Corp.	59,195	4,373,327
Chevron Corp.	285,321	34,812,015
EV Energy Partners LP	41,600	1,936,896
Exxon Mobil Corp.	328,100	29,197,619
Hess Corp.	41,800	3,017,124
Holly Energy Partners LP	36,300	1,426,590
HollyFrontier Corp.	34,200	1,691,190
Legacy Reserves LP	36,700	978,973
Markwest Energy Partners LP	52,400	3,311,680
Murphy Oil Corp.	31,300	1,943,417
Occidental Petroleum Corp.	64,778	5,782,084
Pioneer Southwest Energy Partners LP	31,200	817,440
The Williams Companies, Inc.	224,100	8,544,933
Tsakos Energy Navigation Ltd.	92,703	350,417
Western Gas Equity Partners LP	5,700	202,635
Williams Partners LP	19,600	1,071,140
		99,457,480
TOTAL ENERGY		107,704,090
FINANCIALS - 23.3%
Capital Markets - 3.4%
Apollo Investment Corp.	307,900	2,712,599
Artisan Partners Asset Management, Inc.	9,200	343,160
BlackRock, Inc. Class A	17,900	4,770,350
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	264,900	$ 4,492,704
KKR & Co. LP	193,100	4,055,100
Morgan Stanley	340,200	7,535,430
The Blackstone Group LP	91,900	1,888,545
		25,797,888
Commercial Banks - 6.9%
CIT Group, Inc. (a)	16,800	714,168
Comerica, Inc.	91,700	3,324,125
Cullen/Frost Bankers, Inc.	45,200	2,730,532
M&T Bank Corp.	55,600	5,571,120
PNC Financial Services Group, Inc.	22,600	1,534,088
SunTrust Banks, Inc.	41,100	1,202,175
U.S. Bancorp	206,700	6,878,976
Wells Fargo & Co.	802,600	30,482,748
		52,437,932
Diversified Financial Services - 4.8%
Bank of America Corp.	158,503	1,951,172
JPMorgan Chase & Co.	613,500	30,067,635
KKR Financial Holdings LLC	451,566	4,827,241
		36,846,048
Insurance - 5.8%
ACE Ltd.	73,000	6,507,220
AFLAC, Inc.	97,000	5,280,680
Assured Guaranty Ltd.	65,600	1,353,328
Hanover Insurance Group, Inc.	38,800	1,956,684
MetLife, Inc.	494,200	19,268,858
Prudential Financial, Inc.	96,700	5,842,614
Validus Holdings Ltd.	101,400	3,915,054
		44,124,438
Real Estate Investment Trusts - 2.3%
American Capital Agency Corp.	75,100	2,501,581
Annaly Capital Management, Inc.	302,100	4,815,474
CommonWealth REIT	33,650	751,405
DCT Industrial Trust, Inc.	62,900	492,507
First Potomac Realty Trust	57,633	922,128
Home Properties, Inc.	24,800	1,598,608
Lexington Corporate Properties Trust	39,300	503,433
Rayonier, Inc.	49,800	2,959,116
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Retail Properties America, Inc.	95,800	$ 1,466,698
Ventas, Inc.	15,300	1,218,339
		17,229,289
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	47,100	562,845
TOTAL FINANCIALS		176,998,440
HEALTH CARE - 12.1%
Biotechnology - 0.6%
Amgen, Inc.	27,915	2,909,022
PDL BioPharma, Inc. (d)	158,200	1,224,468
		4,133,490
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	14,200	992,154
Covidien PLC	41,900	2,674,896
St. Jude Medical, Inc.	44,800	1,846,656
		5,513,706
Health Care Providers & Services - 2.6%
Aetna, Inc.	74,200	4,262,048
Quest Diagnostics, Inc.	45,435	2,559,354
UnitedHealth Group, Inc.	66,241	3,969,823
WellPoint, Inc.	121,092	8,830,029
		19,621,254
Health Care Technology - 0.1%
Quality Systems, Inc.	36,760	656,901
Pharmaceuticals - 8.1%
AbbVie, Inc.	118,500	5,456,925
Eli Lilly & Co.	96,300	5,333,094
Johnson & Johnson	229,500	19,560,285
Merck & Co., Inc.	385,000	18,095,000
Pfizer, Inc.	345,785	10,051,970
Warner Chilcott PLC	202,353	2,909,836
		61,407,110
TOTAL HEALTH CARE		91,332,461
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 9.4%
Aerospace & Defense - 1.0%
Raytheon Co.	56,650	$ 3,477,177
United Technologies Corp.	48,400	4,418,436
		7,895,613
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	81,400	4,834,346
United Parcel Service, Inc. Class B	123,000	10,558,320
		15,392,666
Commercial Services & Supplies - 1.3%
Pitney Bowes, Inc. (d)	58,600	801,062
Republic Services, Inc.	254,100	8,659,728
		9,460,790
Electrical Equipment - 0.8%
Eaton Corp. PLC	20,300	1,246,623
Emerson Electric Co.	32,900	1,826,279
Hubbell, Inc. Class B	15,556	1,492,754
Rockwell Automation, Inc.	13,000	1,102,140
		5,667,796
Industrial Conglomerates - 2.7%
General Electric Co.	929,800	20,725,242
Machinery - 1.2%
Briggs & Stratton Corp.	42,105	946,941
Cummins, Inc.	14,600	1,553,294
Illinois Tool Works, Inc.	23,700	1,530,072
Stanley Black & Decker, Inc.	66,500	4,974,865
		9,005,172
Road & Rail - 0.4%
CSX Corp.	137,600	3,383,584
TOTAL INDUSTRIALS		71,530,863
INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 2.2%
Cisco Systems, Inc.	811,983	16,986,684
Computers & Peripherals - 0.6%
Apple, Inc.	9,796	4,337,179
IT Services - 3.9%
Fidelity National Information Services, Inc.	14,500	609,725
IBM Corp.	36,000	7,291,440
Paychex, Inc.	547,600	19,938,116
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	65,100	$ 964,131
Visa, Inc. Class A	6,400	1,078,144
		29,881,556
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	570,200	8,273,602
KLA-Tencor Corp.	37,795	2,050,379
		10,323,981
Software - 1.6%
CA Technologies, Inc.	106,200	2,864,214
Microsoft Corp.	267,107	8,841,242
		11,705,456
TOTAL INFORMATION TECHNOLOGY		73,234,856
MATERIALS - 0.5%
Chemicals - 0.3%
Eastman Chemical Co.	21,785	1,451,970
RPM International, Inc.	30,665	993,546
		2,445,516
Metals & Mining - 0.2%
Commercial Metals Co.	104,725	1,531,080
TOTAL MATERIALS		3,976,596
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	431,700	16,171,482
CenturyLink, Inc.	111,900	4,204,083
Verizon Communications, Inc.	183,400	9,887,094
		30,262,659
UTILITIES - 4.0%
Electric Utilities - 3.2%
Duke Energy Corp.	52,800	3,970,560
Edison International	31,300	1,683,940
FirstEnergy Corp.	76,500	3,564,900
Hawaiian Electric Industries, Inc.	40,800	1,154,640
Northeast Utilities	48,700	2,207,571
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	233,349	$ 7,789,190
Southern Co.	78,200	3,771,586
		24,142,387
Multi-Utilities - 0.8%
PG&E Corp.	50,800	2,460,752
Sempra Energy	47,600	3,943,660
		6,404,412
TOTAL UTILITIES		30,546,799
TOTAL COMMON STOCKS (Cost $661,220,513)		736,687,524
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.13% (b)	21,737,230	21,737,230
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,138,315	2,138,315
TOTAL MONEY MARKET FUNDS (Cost $23,875,545)		23,875,545
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $685,096,058)		760,563,069
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,853,103)
NET ASSETS - 100%		$ 758,709,966
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,929
Fidelity Securities Lending Cash Central Fund	11,466
Total	$ 18,395
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $685,393,961. Net unrealized appreciation aggregated $75,169,108, of which $77,573,812 related to appreciated investment securities and $2,404,704 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Series Stock Selector
Large Cap Value Fund

April 30, 2013

1.950918.100

ALDTI-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 1.3%
Delphi Automotive PLC	144,042	$ 6,656,181
TRW Automotive Holdings Corp. (a)	58,577	3,518,720
		10,174,901
Household Durables - 1.3%
Jarden Corp. (a)	79,423	3,574,829
Whirlpool Corp.	52,539	6,004,157
		9,578,986
Internet & Catalog Retail - 0.6%
Liberty Media Corp. Interactive Series A (a)	231,086	4,919,821
Media - 2.7%
Comcast Corp. Class A	262,931	10,859,050
News Corp. Class A	315,260	9,763,602
		20,622,652
Multiline Retail - 1.9%
Macy's, Inc.	121,100	5,401,060
Target Corp.	126,401	8,918,855
		14,319,915
Specialty Retail - 0.7%
Staples, Inc.	376,800	4,988,832
TOTAL CONSUMER DISCRETIONARY		64,605,107
CONSUMER STAPLES - 7.6%
Beverages - 1.4%
Coca-Cola Enterprises, Inc.	95,600	3,501,828
Dr. Pepper Snapple Group, Inc.	53,400	2,607,522
Molson Coors Brewing Co. Class B	84,653	4,368,095
		10,477,445
Food & Staples Retailing - 1.5%
Wal-Mart Stores, Inc.	49,732	3,865,171
Walgreen Co.	160,983	7,970,268
		11,835,439
Food Products - 2.6%
Archer Daniels Midland Co.	146,608	4,975,876
Mondelez International, Inc.	329,800	10,372,210
The J.M. Smucker Co.	42,915	4,430,115
		19,778,201
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 1.7%
Procter & Gamble Co.	171,687	$ 13,180,411
Tobacco - 0.4%
Lorillard, Inc.	64,595	2,770,480
TOTAL CONSUMER STAPLES		58,041,976
ENERGY - 15.1%
Energy Equipment & Services - 1.8%
Cameron International Corp. (a)	105,800	6,511,990
National Oilwell Varco, Inc.	108,376	7,068,283
		13,580,273
Oil, Gas & Consumable Fuels - 13.3%
Anadarko Petroleum Corp.	139,600	11,832,496
Energen Corp.	119,800	5,680,916
Exxon Mobil Corp.	542,700	48,294,872
Occidental Petroleum Corp.	247,382	22,081,317
Phillips 66	152,300	9,282,685
The Williams Companies, Inc.	109,259	4,166,046
		101,338,332
TOTAL ENERGY		114,918,605
FINANCIALS - 26.4%
Capital Markets - 3.2%
BlackRock, Inc. Class A	46,700	12,445,550
State Street Corp.	200,300	11,711,541
		24,157,091
Commercial Banks - 8.2%
CIT Group, Inc. (a)	188,000	7,991,880
PNC Financial Services Group, Inc.	162,900	11,057,652
Popular, Inc. (a)	154,400	4,398,856
U.S. Bancorp	404,000	13,445,120
Wells Fargo & Co.	663,500	25,199,730
		62,093,238
Consumer Finance - 1.5%
Capital One Financial Corp.	194,900	11,261,322
Diversified Financial Services - 0.9%
The NASDAQ Stock Market, Inc.	228,435	6,734,264
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 10.1%
ACE Ltd.	112,300	$ 10,010,422
AFLAC, Inc.	135,000	7,349,400
Axis Capital Holdings Ltd.	203,600	9,086,668
Berkshire Hathaway, Inc. Class B (a)	249,200	26,494,944
MetLife, Inc.	219,900	8,573,901
Reinsurance Group of America, Inc.	104,600	6,542,730
The Travelers Companies, Inc.	107,200	9,155,952
		77,214,017
Real Estate Investment Trusts - 1.7%
Boston Properties, Inc.	68,600	7,506,898
Simon Property Group, Inc.	30,500	5,431,135
		12,938,033
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	247,510	5,994,692
TOTAL FINANCIALS		200,392,657
HEALTH CARE - 11.4%
Biotechnology - 0.0%
Prothena Corp. PLC (a)	9	74
Health Care Equipment & Supplies - 0.8%
St. Jude Medical, Inc.	141,800	5,844,996
Health Care Providers & Services - 4.9%
HCA Holdings, Inc.	181,400	7,236,046
Quest Diagnostics, Inc.	132,400	7,458,092
UnitedHealth Group, Inc.	248,000	14,862,640
WellPoint, Inc.	107,800	7,860,776
		37,417,554
Pharmaceuticals - 5.7%
Endo Health Solutions, Inc. (a)	122,000	4,470,080
Johnson & Johnson	124,405	10,603,038
Merck & Co., Inc.	505,900	23,777,300
Pfizer, Inc.	150,700	4,380,849
		43,231,267
TOTAL HEALTH CARE		86,493,891
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 8.3%
Aerospace & Defense - 0.8%
General Dynamics Corp.	86,590	$ 6,404,196
Air Freight & Logistics - 0.9%
FedEx Corp.	68,283	6,419,285
Commercial Services & Supplies - 0.6%
Waste Management, Inc.	104,062	4,264,461
Construction & Engineering - 1.7%
AECOM Technology Corp. (a)	211,496	6,148,189
URS Corp.	153,386	6,736,713
		12,884,902
Industrial Conglomerates - 3.1%
Danaher Corp.	39,401	2,401,097
General Electric Co.	955,242	21,292,344
		23,693,441
Machinery - 0.3%
Terex Corp. (a)	86,601	2,476,789
Professional Services - 0.3%
Towers Watson & Co.	29,750	2,169,370
Road & Rail - 0.6%
CSX Corp.	191,982	4,720,837
TOTAL INDUSTRIALS		63,033,281
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 1.4%
Cisco Systems, Inc.	500,293	10,466,130
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	301,900	6,219,140
Electronic Equipment & Components - 1.3%
Corning, Inc.	211,000	3,059,500
Jabil Circuit, Inc.	217,659	3,874,330
Tech Data Corp. (a)	55,823	2,608,609
		9,542,439
IT Services - 0.6%
Amdocs Ltd.	47,500	1,695,750
Global Payments, Inc.	60,765	2,819,496
		4,515,246
Semiconductors & Semiconductor Equipment - 1.6%
Avago Technologies Ltd.	99,243	3,171,806
Broadcom Corp. Class A	110,910	3,992,760
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor Holdings I Ltd. (a)	115,111	$ 1,781,918
Intersil Corp. Class A	238,777	1,852,910
ON Semiconductor Corp. (a)	200,200	1,573,572
		12,372,966
Software - 0.3%
Symantec Corp. (a)	98,734	2,399,236
TOTAL INFORMATION TECHNOLOGY		45,515,157
MATERIALS - 3.4%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	66,500	5,782,840
Ashland, Inc.	42,600	3,629,946
Eastman Chemical Co.	60,600	4,038,990
LyondellBasell Industries NV Class A	97,800	5,936,460
		19,388,236
Containers & Packaging - 0.9%
Rock-Tenn Co. Class A	65,900	6,599,226
TOTAL MATERIALS		25,987,462
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	341,905	12,807,761
CenturyLink, Inc.	194,542	7,308,943
Frontier Communications Corp. (d)	280,513	1,166,934
		21,283,638
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc. (a)(d)	517,057	4,498,396
TOTAL TELECOMMUNICATION SERVICES		25,782,034
UTILITIES - 6.8%
Electric Utilities - 3.4%
Edison International	100,000	5,380,000
ITC Holdings Corp.	50,800	4,684,776
NextEra Energy, Inc.	54,000	4,429,620
Northeast Utilities	163,239	7,399,624
NV Energy, Inc.	168,200	3,638,166
		25,532,186
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.8%
Atmos Energy Corp.	62,569	$ 2,776,187
Questar Corp.	145,059	3,683,048
		6,459,235
Multi-Utilities - 2.6%
CMS Energy Corp.	160,800	4,814,352
NiSource, Inc.	137,300	4,219,229
PG&E Corp.	75,500	3,657,220
Sempra Energy	84,500	7,000,825
		19,691,626
TOTAL UTILITIES		51,683,047
TOTAL COMMON STOCKS (Cost $656,497,860)		736,453,217
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 7/5/13 to 7/18/13 (e) (Cost $209,983)	$ 210,000	209,988
Money Market Funds - 3.3%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	22,839,189	22,839,189
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,379,900	2,379,900
TOTAL MONEY MARKET FUNDS (Cost $25,219,089)		25,219,089
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $681,926,932)		761,882,294
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,019,351)
NET ASSETS - 100%		$ 759,862,943
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
92 ICE Russell 1000 Value Index Contracts	June 2013	$ 7,432,680	$ 30,768

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $209,988.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,193
Fidelity Securities Lending Cash Central Fund	10,982
Total	$ 17,175
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 64,605,107	$ 64,605,107	$ -	$ -
Consumer Staples	58,041,976	58,041,976	-	-
Energy	114,918,605	114,918,605	-	-
Financials	200,392,657	200,392,657	-	-
Health Care	86,493,891	86,493,891	-	-
Industrials	63,033,281	63,033,281	-	-
Information Technology	45,515,157	45,515,157	-	-
Materials	25,987,462	25,987,462	-	-
Telecommunication Services	25,782,034	25,782,034	-	-
Utilities	51,683,047	51,683,047	-	-
U.S. Government and Government Agency Obligations	209,988	-	209,988	-
Money Market Funds	25,219,089	25,219,089	-	-
Total Investments in Securities:	$ 761,882,294	$ 761,672,306	$ 209,988	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 30,768	$ 30,768	$ -	$ -
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $682,017,749. Net unrealized appreciation aggregated $79,864,545, of which $81,988,703 related to appreciated investment securities and $2,124,158 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Equity-Income Fund

April 30, 2013

1.800336.109

EQU-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.2%
Gentex Corp.	740,772	$ 16,667
Diversified Consumer Services - 0.1%
Strayer Education, Inc. (e)	214,950	10,180
Hotels, Restaurants & Leisure - 1.6%
CEC Entertainment, Inc.	296,876	9,907
Cedar Fair LP (depositary unit)	193,119	8,111
McDonald's Corp.	695,436	71,032
Texas Roadhouse, Inc. Class A	1,164,252	27,360
The Restaurant Group PLC	567,053	4,245
Yum! Brands, Inc.	364,217	24,810
		145,465
Household Durables - 0.0%
Coway Co. Ltd.	61,350	3,108
Media - 4.3%
Comcast Corp. Class A	5,928,806	244,860
DIRECTV (a)	156,911	8,875
Informa PLC	315,423	2,342
Ipsos SA	40,777	1,367
Time Warner, Inc.	2,196,473	131,305
		388,749
Multiline Retail - 1.8%
Kohl's Corp.	505,438	23,786
Springland International Holdings Ltd.	3,238,000	1,686
Target Corp.	1,920,549	135,514
		160,986
Specialty Retail - 0.9%
Dunelm Group PLC	135,200	1,775
Inditex SA	16,609	2,232
L Brands, Inc.	40,300	2,032
Lowe's Companies, Inc.	1,321,192	50,760
Point, Inc.	110,320	5,359
Staples, Inc.	1,209,804	16,018
WH Smith PLC	336,292	3,863
Workman Co. Ltd.	23,200	762
		82,801
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	246,106	14,486
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Hugo Boss AG	16,300	$ 1,897
VF Corp.	17,900	3,190
		19,573
TOTAL CONSUMER DISCRETIONARY		827,529
CONSUMER STAPLES - 10.2%
Beverages - 2.3%
Anheuser-Busch InBev SA NV	243,122	23,357
Dr. Pepper Snapple Group, Inc.	67,719	3,307
Molson Coors Brewing Co. Class B	490,295	25,299
PepsiCo, Inc.	1,178,887	97,223
The Coca-Cola Co.	1,352,146	57,236
		206,422
Food & Staples Retailing - 2.5%
Clicks Group Ltd.	292,223	1,863
CVS Caremark Corp.	596,700	34,716
Loblaw Companies Ltd. (e)	38,600	1,638
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	64,504	2,980
Safeway, Inc. (e)	1,607,771	36,207
Sysco Corp.	454,675	15,850
Wal-Mart Stores, Inc.	551,791	42,885
Walgreen Co.	1,869,249	92,547
		228,686
Food Products - 1.0%
Astral Foods Ltd.	179,340	1,889
Hilton Food Group PLC	500,312	2,763
Kellogg Co.	1,237,491	80,486
Nestle Foods Nigeria PLC	194,336	1,095
Nestle SA	51,489	3,672
Unilever NV (Certificaten Van Aandelen) (Bearer)	65,300	2,783
		92,688
Household Products - 2.5%
Procter & Gamble Co.	2,892,829	222,082
Reckitt Benckiser Group PLC	61,811	4,509
		226,591
Tobacco - 1.9%
Altria Group, Inc.	1,729,239	63,135
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
British American Tobacco PLC:
(United Kingdom)	132,700	$ 7,356
sponsored ADR	195,572	21,712
Imperial Tobacco Group PLC	46,782	1,671
Japan Tobacco, Inc.	102,900	3,890
KT&G Corp.	22,638	1,630
Lorillard, Inc.	1,130,292	48,478
Philip Morris International, Inc.	268,078	25,626
Swedish Match Co. AB (e)	79,400	2,754
		176,252
TOTAL CONSUMER STAPLES		930,639
ENERGY - 11.3%
Energy Equipment & Services - 1.2%
Ensco PLC Class A	264,071	15,232
Halliburton Co.	421,070	18,009
National Oilwell Varco, Inc.	222,639	14,521
Noble Corp.	825,302	30,949
Schlumberger Ltd.	249,800	18,593
Trinidad Drilling Ltd.	1,688,100	11,528
		108,832
Oil, Gas & Consumable Fuels - 10.1%
Apache Corp.	552,703	40,834
BG Group PLC	232,000	3,908
BP PLC	6,260	45
Canadian Natural Resources Ltd.	1,135,200	33,297
Chevron Corp.	2,124,697	259,234
ENI SpA	110,300	2,632
EV Energy Partners LP	480,797	22,386
Exxon Mobil Corp.	2,236,884	199,060
Holly Energy Partners LP	415,144	16,315
HollyFrontier Corp.	358,558	17,731
Legacy Reserves LP	415,700	11,089
Markwest Energy Partners LP	621,488	39,278
Occidental Petroleum Corp.	724,400	64,660
Penn West Petroleum Ltd. (e)	1,190,445	10,989
Royal Dutch Shell PLC:
Class A (United Kingdom)	178,965	6,093
Class A sponsored ADR	626,613	42,591
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southcross Energy Partners LP	197,500	$ 4,272
Suncor Energy, Inc.	1,455,900	45,392
Tesoro Logistics LP	21,200	1,264
The Williams Companies, Inc.	2,124,294	80,999
Total SA	44,100	2,220
Tsakos Energy Navigation Ltd.	1,026,250	3,879
Western Gas Equity Partners LP	61,267	2,178
Western Gas Partners LP	35,800	2,164
Williams Partners LP	220,600	12,056
		924,566
TOTAL ENERGY		1,033,398
FINANCIALS - 20.2%
Capital Markets - 3.6%
Apollo Investment Corp.	2,258,702	19,899
Artisan Partners Asset Management, Inc.	275,218	10,266
Ashmore Group PLC	3,343,732	20,734
AURELIUS AG	38,730	3,009
BlackRock, Inc. Class A	157,900	42,080
Charles Schwab Corp.	2,503,066	42,452
KKR & Co. LP	3,097,800	65,054
Manning & Napier, Inc. Class A (f)	679,190	11,893
Morgan Stanley	2,313,831	51,251
The Blackstone Group LP	2,973,735	61,110
UBS AG	153,154	2,732
		330,480
Commercial Banks - 5.2%
Australia & New Zealand Banking Group Ltd.	97,202	3,208
Banco Santander Chile	12,730,039	850
Barclays PLC	765,214	3,415
Comerica, Inc.	470,000	17,038
Cullen/Frost Bankers, Inc.	362,697	21,911
DGB Financial Group Co. Ltd.	94,370	1,319
HSBC Holdings PLC (United Kingdom)	1	0
Itau Unibanco Holding SA sponsored ADR	206,000	3,467
M&T Bank Corp.	307,800	30,842
National Penn Bancshares, Inc.	188,300	1,843
PNC Financial Services Group, Inc.	250,000	16,970
Seven Bank Ltd.	888,300	3,154
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	1,260,658	$ 31,665
SunTrust Banks, Inc.	866,119	25,334
Svenska Handelsbanken AB (A Shares)	128,000	5,814
U.S. Bancorp	2,162,202	71,958
United Overseas Bank Ltd.	134,000	2,323
Wells Fargo & Co.	6,224,593	236,410
		477,521
Diversified Financial Services - 4.5%
Bank of America Corp.	1,743,916	21,468
Citigroup, Inc.	255,000	11,898
Inversiones La Construccion SA	46,228	886
JPMorgan Chase & Co.	6,494,402	318,284
KKR Financial Holdings LLC	5,221,045	55,813
London Stock Exchange Group PLC	94,000	1,958
		410,307
Insurance - 4.7%
ACE Ltd.	744,827	66,394
AFLAC, Inc.	569,000	30,976
Assured Guaranty Ltd.	738,280	15,231
Berkshire Hathaway, Inc. Class B (a)	217,644	23,140
esure Group PLC	2,656,000	12,264
Fairfax Financial Holdings Ltd. (sub. vtg.)	4,500	1,805
FBD Holdings PLC	80,280	1,304
Hanover Insurance Group, Inc.	348,968	17,598
MetLife, Inc.	3,921,469	152,898
MetLife, Inc. unit	477,100	23,888
Power Corp. of Canada (sub. vtg.)	60,300	1,624
Prudential Financial, Inc.	564,400	34,101
Resolution Ltd.	446,800	1,832
Sampo Oyj (A Shares) (e)	52,500	2,095
Validus Holdings Ltd.	1,078,191	41,629
		426,779
Real Estate Investment Trusts - 2.0%
American Capital Agency Corp.	765,702	25,506
American Tower Corp.	39,300	3,301
Annaly Capital Management, Inc.	1,629,100	25,968
CommonWealth REIT	374,317	8,358
Coresite Realty Corp.	77,703	2,811
DCT Industrial Trust, Inc.	665,600	5,212
First Potomac Realty Trust	506,885	8,110
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Home Properties, Inc.	245,300	$ 15,812
Japan Retail Fund Investment Corp.	1,308	3,101
Lexington Corporate Properties Trust	458,400	5,872
Rayonier, Inc.	568,261	33,766
Retail Properties America, Inc.	1,470,871	22,519
Silver Bay Realty Trust Corp.	34,167	652
Two Harbors Investment Corp.	699,778	8,383
Ventas, Inc.	152,903	12,176
		181,547
Real Estate Management & Development - 0.2%
Beazer Pre-Owned Rental Homes, Inc. (k)	393,400	8,261
Daito Trust Construction Co. Ltd.	26,100	2,531
Relo Holdings Corp.	47,200	2,654
		13,446
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	245	3
TOTAL FINANCIALS		1,840,083
HEALTH CARE - 12.4%
Biotechnology - 0.5%
Amgen, Inc.	259,910	27,085
Grifols SA ADR	113,944	3,558
PDL BioPharma, Inc. (e)	1,863,326	14,422
		45,065
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	124,657	8,710
Covidien PLC	422,600	26,979
St. Jude Medical, Inc.	505,977	20,856
		56,545
Health Care Providers & Services - 2.4%
Aetna, Inc.	884,393	50,800
McKesson Corp.	126,840	13,422
Psychemedics Corp.	113,100	1,262
Quest Diagnostics, Inc.	289,200	16,291
UnitedHealth Group, Inc.	920,000	55,136
WellPoint, Inc.	1,078,272	78,628
		215,539
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.1%
Quality Systems, Inc.	411,108	$ 7,346
Pharmaceuticals - 8.8%
AbbVie, Inc.	1,366,644	62,934
AstraZeneca PLC sponsored ADR	1,171,000	60,798
Eli Lilly & Co.	848,141	46,970
GlaxoSmithKline PLC	182,800	4,717
Johnson & Johnson	2,511,879	214,087
Merck & Co., Inc.	4,081,246	191,819
Novo Nordisk A/S Series B	10,500	1,848
Pfizer, Inc.	3,807,879	110,695
Roche Holding AG (participation certificate)	25,549	6,386
Sanofi SA	370,064	40,010
Teva Pharmaceutical Industries Ltd. sponsored ADR	901,180	34,506
Warner Chilcott PLC	2,067,200	29,726
		804,496
TOTAL HEALTH CARE		1,128,991
INDUSTRIALS - 9.4%
Aerospace & Defense - 1.4%
Raytheon Co.	666,857	40,932
United Technologies Corp.	949,515	86,681
		127,613
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	740,700	43,990
United Parcel Service, Inc. Class B	1,309,965	112,447
		156,437
Airlines - 0.1%
Copa Holdings SA Class A	43,700	5,488
Commercial Services & Supplies - 1.3%
Edenred SA	58,200	1,938
Intrum Justitia AB (e)	1,238,600	25,513
Pitney Bowes, Inc. (e)	660,900	9,035
Republic Services, Inc.	2,519,167	85,853
		122,339
Electrical Equipment - 0.6%
Eaton Corp. PLC	192,500	11,821
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Emerson Electric Co.	357,333	$ 19,836
Hubbell, Inc. Class B	226,849	21,768
		53,425
Industrial Conglomerates - 2.2%
General Electric Co.	8,410,010	187,459
Koninklijke Philips Electronics NV	162,557	4,499
Reunert Ltd.	213,200	1,853
Siemens AG	21,839	2,282
		196,093
Machinery - 1.2%
Briggs & Stratton Corp.	422,688	9,506
Cummins, Inc.	140,935	14,994
Douglas Dynamics, Inc.	848,483	11,870
Harsco Corp.	376,207	8,213
Illinois Tool Works, Inc.	268,828	17,356
Muehlbauer Holding AG & Co.	43,045	1,190
Stanley Black & Decker, Inc.	577,278	43,186
		106,315
Marine - 0.0%
Irish Continental Group PLC unit	83,300	2,271
Professional Services - 0.3%
Acacia Research Corp.	146,459	3,489
Dun & Bradstreet Corp.	16,600	1,468
Michael Page International PLC	3,902,783	22,588
		27,545
Road & Rail - 0.3%
Union Pacific Corp.	195,844	28,977
Trading Companies & Distributors - 0.3%
Watsco, Inc.	318,094	26,841
Wolseley PLC	53,079	2,624
		29,465
TOTAL INDUSTRIALS		855,968
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 1.8%
Cisco Systems, Inc.	8,053,001	168,469
Computers & Peripherals - 0.6%
Apple, Inc.	121,711	53,888
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 4.4%
Accenture PLC Class A	818,133	$ 66,629
Cognizant Technology Solutions Corp. Class A (a)	287,123	18,606
Fidelity National Information Services, Inc.	209,332	8,802
IBM Corp.	558,292	113,076
Paychex, Inc.	5,130,171	186,790
The Western Union Co.	745,400	11,039
		404,942
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	74,600	3,282
Applied Materials, Inc.	3,510,100	50,932
Chipbond Technology Corp.	821,000	2,088
KLA-Tencor Corp.	322,535	17,498
Siliconware Precision Industries Co. Ltd. sponsored ADR	3,574,448	21,768
		95,568
Software - 1.2%
CA Technologies, Inc.	568,600	15,335
Microsoft Corp.	2,928,722	96,941
		112,276
TOTAL INFORMATION TECHNOLOGY		835,143
MATERIALS - 0.5%
Chemicals - 0.4%
Akzo Nobel NV	24,392	1,471
Arkema SA	22,400	2,099
BASF AG (e)	24,732	2,310
Clariant AG (Reg.)	129,712	1,897
Eastman Chemical Co.	203,784	13,582
LyondellBasell Industries NV Class A	40,905	2,483
Monsanto Co.	21,954	2,345
RPM International, Inc.	337,400	10,932
		37,119
Metals & Mining - 0.1%
Commercial Metals Co.	921,717	13,476
TOTAL MATERIALS		50,595
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	2,598,909	$ 97,355
CenturyLink, Inc.	647,657	24,332
HKT Trust / HKT Ltd. unit	2,952,000	3,100
LG Telecom Ltd.	306,190	2,891
Nippon Telegraph & Telephone Corp.	41,000	2,039
PT Telkomunikasi Indonesia Tbk Series B	1,826,500	2,201
Telenor ASA	176,200	3,960
Telstra Corp. Ltd.	422,275	2,180
Verizon Communications, Inc.	3,055,592	164,727
		302,785
Wireless Telecommunication Services - 1.2%
Empresa Nacional de Telecomunicaciones SA (ENTEL)	87,402	1,685
Far EasTone Telecommunications Co. Ltd.	579,000	1,412
Mobile TeleSystems OJSC (a)	255,900	2,253
Vodafone Group PLC	33,905,289	103,455
		108,805
TOTAL TELECOMMUNICATION SERVICES		411,590
UTILITIES - 2.7%
Electric Utilities - 1.8%
FirstEnergy Corp.	657,730	30,650
Hawaiian Electric Industries, Inc.	454,800	12,871
ITC Holdings Corp.	31,893	2,941
NextEra Energy, Inc.	391	32
Northeast Utilities	504,835	22,884
PPL Corp.	1,576,486	52,623
Southern Co.	769,025	37,090
SP AusNet unit	1,397,908	1,819
Spark Infrastructure Group unit	996,438	1,849
		162,759
Multi-Utilities - 0.9%
CMS Energy Corp.	13,400	401
GDF Suez (e)	476,400	10,227
PG&E Corp.	466,010	22,574
Sempra Energy	545,243	45,173
		78,375
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Water Utilities - 0.0%
Aguas Andinas SA	2,404,767	$ 1,915
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	97,800	1,399
		3,314
TOTAL UTILITIES		244,448
TOTAL COMMON STOCKS (Cost $6,616,578)		8,158,384
Preferred Stocks - 2.3%

Convertible Preferred Stocks - 1.8%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
General Motors Co. 4.75%	408,016	18,965
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	7,300	8,981
TOTAL CONSUMER DISCRETIONARY		27,946
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	108,200	4,579
FINANCIALS - 0.3%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	14,900	19,966
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	146,900	9,829
TOTAL FINANCIALS		29,795
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	41,700	10,040
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A, 6.50%	12,600	15,215
TOTAL HEALTH CARE		25,255
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	338,600	$ 20,025
MATERIALS - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA 6.00% (a)	256,000	5,294
Cliffs Natural Resources, Inc. 7.00% (a)	394,600	7,995
		13,289
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Intelsat SA Series A, 5.75% (a)	67,000	3,685
UTILITIES - 0.5%
Electric Utilities - 0.4%
NextEra Energy, Inc.:
5.889%	203,449	11,558
Series E, 5.599%	221,000	12,710
PPL Corp. 8.75%	168,700	9,712
		33,980
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. $1.165 ZENS (a)	180,600	8,669
TOTAL UTILITIES		42,649
TOTAL CONVERTIBLE PREFERRED STOCKS		167,223
Nonconvertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG (e)	82,909	16,804
FINANCIALS - 0.3%
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (g)	28,901	28,612
TOTAL NONCONVERTIBLE PREFERRED STOCKS		45,416
TOTAL PREFERRED STOCKS (Cost $189,832)		212,639
Corporate Bonds - 3.6%
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - 3.4%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 5.5% 11/9/15 (g)	EUR	9,200	$ 12,528
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Alpha Natural Resources, Inc. 2.375% 4/15/15		$ 3,380	3,173
Amyris, Inc. 3% 2/27/17		2,101	1,470
Chesapeake Energy Corp. 2.5% 5/15/37		9,670	9,378
Cobalt International Energy, Inc. 2.625% 12/1/19		3,300	3,696
Massey Energy Co. 3.25% 8/1/15		12,090	11,486
Peabody Energy Corp. 4.75% 12/15/66		2,386	1,927
Ship Finance International Ltd. 3.25% 2/1/18		5,870	5,800
Western Refining, Inc. 5.75% 6/15/14		590	1,877
			38,807
FINANCIALS - 0.4%
Insurance - 0.1%
Fidelity National Financial, Inc. 4.25% 8/15/18		6,180	8,517
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. 9% 4/1/63 (g)		17,382	17,925
Radian Group, Inc. 2.25% 3/1/19		4,470	5,886
			23,811
TOTAL FINANCIALS			32,328
HEALTH CARE - 0.5%
Biotechnology - 0.0%
InterMune, Inc. 2.5% 12/15/17		860	914
Theravance, Inc. 2.125% 1/15/23		2,670	3,756
			4,670
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17		6,640	9,133
Health Care Providers & Services - 0.4%
Molina Healthcare, Inc. 1.125% 1/15/20 (g)		3,160	3,332
WellPoint, Inc. 2.75% 10/15/42 (g)		27,800	33,160
			36,492
TOTAL HEALTH CARE			50,295
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14		$ 16,680	$ 21,601
Construction & Engineering - 0.2%
MasTec, Inc.:
4% 6/15/14		5,860	10,500
4.25% 12/15/14		1,790	3,306
			13,806
TOTAL INDUSTRIALS			35,407
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16		11,920	13,082
Liberty Interactive LLC 0.75% 3/30/43 (g)		3,000	3,109
			16,191
Computers & Peripherals - 0.2%
EMC Corp. 1.75% 12/1/13		5,650	7,957
SanDisk Corp. 1.5% 8/15/17		8,600	10,858
			18,815
Internet Software & Services - 0.1%
VeriSign, Inc. 3.25% 8/15/37		6,990	10,223
IT Services - 0.1%
CACI International, Inc. 2.125% 5/1/14		4,900	5,598
Semiconductors & Semiconductor Equipment - 0.5%
GT Advanced Technologies, Inc. 3% 10/1/17		15,320	13,003
Intel Corp. 3.25% 8/1/39		12,130	15,542
Microchip Technology, Inc. 2.125% 12/15/37		3,500	4,953
Micron Technology, Inc.:
1.625% 2/15/33 (g)		700	795
2.125% 2/15/33 (g)		700	783
3.125% 5/1/32 (g)		12,070	14,612
			49,688
Software - 0.4%
Nuance Communications, Inc.:
2.75% 8/15/27		4,480	5,412
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc.: - continued
2.75% 11/1/31		$ 25,250	$ 26,370
Symantec Corp. 1% 6/15/13		1,240	1,573
			33,355
TOTAL INFORMATION TECHNOLOGY			133,870
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)		8,370	8,966
TOTAL CONVERTIBLE BONDS			312,201
Nonconvertible Bonds - 0.2%
FINANCIALS - 0.2%
Consumer Finance - 0.1%
GMAC LLC 8% 11/1/31		2,370	3,122
Diversified Financial Services - 0.1%
Goldman Sachs Capital II 4% (h)(i)		11,520	9,827
TOTAL FINANCIALS			12,949
TOTAL CORPORATE BONDS (Cost $297,937)			325,150
Other - 0.4%

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EQTY ER Holdings, LLC 12% 1/28/18 (f)(k)(j)	22,667	22,667
	Shares
EQTY ER Holdings, LLC (f)(k)(j)	11,333,334	11,333
TOTAL OTHER (Cost $34,000)		34,000
Money Market Funds - 5.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	377,047,186	$ 377,047
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	93,076,044	93,076
TOTAL MONEY MARKET FUNDS (Cost $470,123)		470,123
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $7,608,470)		9,200,296
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(76,524)
NET ASSETS - 100%		$ 9,123,772
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $123,822,000 or 1.4% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,261,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 7,868
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 22,667
EQTY ER Holdings, LLC	1/29/13	$ 11,333
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 128
Fidelity Securities Lending Cash Central Fund	517
Total	$ 645
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 22,667	$ -	$ -	$ -	$ 22,667
EQTY ER Holdings, LLC	11,333	-	-	-	11,333
Manning & Napier, Inc. Class A	9,577	-	-	109	11,893
Total	$ 43,577	$ -	$ -	$ 109	$ 45,893
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 872,279	$ 857,177	$ 15,102	$ -
Consumer Staples	930,639	889,581	41,058	-
Energy	1,037,977	1,026,987	10,990	-
Financials	1,898,490	1,810,313	79,916	8,261
Health Care	1,154,246	1,092,456	61,790	-
Industrials	875,993	869,212	6,781	-
Information Technology	835,143	835,143	-	-
Materials	63,884	50,595	13,289	-
Telecommunication Services	415,275	307,580	107,695	-
Utilities	287,097	257,158	29,939	-
Corporate Bonds	325,150	-	325,150	-
Other/Energy	34,000	-	-	34,000
Money Market Funds	470,123	470,123	-	-
Total Investments in Securities:	$ 9,200,296	$ 8,466,325	$ 691,710	$ 42,261
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $7,627,907,000. Net unrealized appreciation aggregated $1,572,389,000, of which $1,701,072,000 related to appreciated investment securities and $128,683,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Growth Fund

April 30, 2013

1.800355.109

LCG-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 18.0%
Automobiles - 0.2%
Harley-Davidson, Inc.	5,200	$ 284,180
Distributors - 0.8%
LKQ Corp. (a)	59,229	1,426,234
Diversified Consumer Services - 0.3%
H&R Block, Inc.	15,400	427,196
Hotels, Restaurants & Leisure - 1.9%
Las Vegas Sands Corp.	5,464	307,350
McDonald's Corp.	11,178	1,141,721
Starbucks Corp.	28,474	1,732,358
Yum! Brands, Inc.	1,092	74,387
		3,255,816
Household Durables - 1.2%
Toll Brothers, Inc. (a)	28,770	987,099
Whirlpool Corp.	8,599	982,694
		1,969,793
Internet & Catalog Retail - 2.4%
Amazon.com, Inc. (a)	9,647	2,448,505
priceline.com, Inc. (a)	2,260	1,572,937
		4,021,442
Leisure Equipment & Products - 0.4%
Mattel, Inc.	15,200	694,032
Media - 2.1%
CBS Corp. Class B	23,174	1,060,906
Comcast Corp. Class A	58,444	2,413,737
		3,474,643
Multiline Retail - 0.5%
Dollar General Corp. (a)	17,500	911,575
Specialty Retail - 5.0%
American Eagle Outfitters, Inc.	62,621	1,217,978
Dick's Sporting Goods, Inc.	18,188	874,843
Home Depot, Inc.	47,593	3,490,947
Lowe's Companies, Inc.	18,494	710,539
Rent-A-Center, Inc.	10,900	380,737
Ross Stores, Inc.	19,906	1,315,189
Tractor Supply Co.	3,989	427,501
		8,417,734
Textiles, Apparel & Luxury Goods - 3.2%
Coach, Inc.	12,147	714,972
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
lululemon athletica, Inc. (a)	13,461	$ 1,024,786
Michael Kors Holdings Ltd. (a)	12,619	718,526
NIKE, Inc. Class B	26,600	1,691,760
PVH Corp.	5,200	600,132
Ralph Lauren Corp.	3,599	653,506
		5,403,682
TOTAL CONSUMER DISCRETIONARY		30,286,327
CONSUMER STAPLES - 13.1%
Beverages - 4.8%
Beam, Inc.	6,537	423,009
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	6,900	782,391
Monster Beverage Corp. (a)	14,330	808,212
PepsiCo, Inc.	16,773	1,383,269
The Coca-Cola Co.	111,601	4,724,070
		8,120,951
Food & Staples Retailing - 3.2%
CVS Caremark Corp.	40,044	2,329,760
Safeway, Inc.	24,951	561,897
Wal-Mart Stores, Inc.	21,356	1,659,788
Walgreen Co.	16,968	840,086
		5,391,531
Food Products - 0.9%
Bunge Ltd.	6,900	498,249
Mead Johnson Nutrition Co. Class A	11,800	956,862
		1,455,111
Household Products - 0.9%
Procter & Gamble Co.	21,000	1,612,170
Tobacco - 3.3%
Altria Group, Inc.	45,229	1,651,311
British American Tobacco PLC (United Kingdom)	18,500	1,025,552
Japan Tobacco, Inc.	37,400	1,413,766
Lorillard, Inc.	32,862	1,409,451
		5,500,080
TOTAL CONSUMER STAPLES		22,079,843
Common Stocks - continued
	Shares	Value
ENERGY - 3.8%
Energy Equipment & Services - 2.5%
Cameron International Corp. (a)	14,870	$ 915,249
Ensco PLC Class A	17,484	1,008,477
Halliburton Co.	20,200	863,954
National Oilwell Varco, Inc.	7,614	496,585
Schlumberger Ltd.	12,175	906,185
		4,190,450
Oil, Gas & Consumable Fuels - 1.3%
Noble Energy, Inc.	6,048	685,178
Suncor Energy, Inc.	5,000	155,889
The Williams Companies, Inc.	33,250	1,267,823
		2,108,890
TOTAL ENERGY		6,299,340
FINANCIALS - 6.5%
Capital Markets - 0.9%
The Blackstone Group LP	71,629	1,471,976
Commercial Banks - 0.9%
Wells Fargo & Co.	39,594	1,503,780
Consumer Finance - 1.2%
Capital One Financial Corp.	8,800	508,464
SLM Corp.	73,245	1,512,509
		2,020,973
Diversified Financial Services - 2.2%
Bank of America Corp.	110,886	1,365,007
Citigroup, Inc.	33,936	1,583,454
McGraw-Hill Companies, Inc.	14,053	760,408
		3,708,869
Real Estate Investment Trusts - 1.0%
American Tower Corp.	20,100	1,688,199
Real Estate Management & Development - 0.3%
Hongkong Land Holdings Ltd.	75,000	544,500
TOTAL FINANCIALS		10,938,297
HEALTH CARE - 16.0%
Biotechnology - 6.9%
Alexion Pharmaceuticals, Inc. (a)	8,300	813,400
Alkermes PLC (a)	9,100	278,551
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc.	33,870	$ 3,529,593
Biogen Idec, Inc. (a)	3,618	792,089
BioMarin Pharmaceutical, Inc. (a)	9,800	642,880
Celgene Corp. (a)	13,181	1,556,281
Gilead Sciences, Inc. (a)	71,003	3,595,592
Theravance, Inc. (a)	13,315	449,381
		11,657,767
Health Care Equipment & Supplies - 2.3%
Align Technology, Inc. (a)	12,907	427,480
Ansell Ltd.	40,222	658,831
Boston Scientific Corp. (a)	111,978	838,715
Intuitive Surgical, Inc. (a)	900	443,061
The Cooper Companies, Inc.	13,348	1,473,619
		3,841,706
Health Care Providers & Services - 2.3%
Brookdale Senior Living, Inc. (a)	31,660	816,511
Catamaran Corp. (a)	15,530	896,700
Express Scripts Holding Co. (a)	35,876	2,129,958
		3,843,169
Health Care Technology - 0.1%
Cerner Corp. (a)	1,600	154,832
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	21,808	1,410,760
Pharmaceuticals - 3.6%
AbbVie, Inc.	40,523	1,866,084
Actavis, Inc. (a)	7,567	800,059
Johnson & Johnson	13,550	1,154,867
Merck & Co., Inc.	26,305	1,236,335
Valeant Pharmaceuticals International, Inc. (Canada) (a)	12,200	926,398
		5,983,743
TOTAL HEALTH CARE		26,891,977
INDUSTRIALS - 10.8%
Aerospace & Defense - 1.7%
TransDigm Group, Inc.	3,000	440,400
United Technologies Corp.	26,945	2,459,809
		2,900,209
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. Class B	27,910	$ 2,395,794
Airlines - 0.3%
Delta Air Lines, Inc. (a)	27,400	469,636
Electrical Equipment - 2.3%
Eaton Corp. PLC	27,154	1,667,527
Emerson Electric Co.	25,679	1,425,441
Generac Holdings, Inc.	22,405	805,012
		3,897,980
Industrial Conglomerates - 0.1%
3M Co.	1,900	198,949
Machinery - 2.1%
Cummins, Inc.	10,292	1,094,966
Ingersoll-Rand PLC	25,200	1,355,760
Manitowoc Co., Inc.	56,946	1,068,307
		3,519,033
Professional Services - 0.8%
Nielsen Holdings B.V.	13,034	451,237
Towers Watson & Co.	11,831	862,717
		1,313,954
Road & Rail - 1.7%
CSX Corp.	56,385	1,386,507
Hertz Global Holdings, Inc. (a)	20,200	486,416
Union Pacific Corp.	6,350	939,546
		2,812,469
Trading Companies & Distributors - 0.4%
WESCO International, Inc. (a)	9,681	694,031
TOTAL INDUSTRIALS		18,202,055
INFORMATION TECHNOLOGY - 27.4%
Communications Equipment - 2.0%
Cisco Systems, Inc.	32,600	681,992
QUALCOMM, Inc.	43,397	2,674,123
		3,356,115
Computers & Peripherals - 5.0%
Apple, Inc.	17,489	7,743,255
EMC Corp. (a)	29,000	650,470
		8,393,725
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 6.0%
eBay, Inc. (a)	11,980	$ 627,632
Facebook, Inc. Class A	37,596	1,043,665
Google, Inc. Class A (a)	9,394	7,746,011
LinkedIn Corp. (a)	2,900	557,061
NIC, Inc.	9,110	153,412
		10,127,781
IT Services - 5.3%
Accenture PLC Class A	19,444	1,583,519
Amdocs Ltd.	24,237	865,261
Cognizant Technology Solutions Corp. Class A (a)	2,052	132,970
IBM Corp.	7,954	1,611,003
MasterCard, Inc. Class A	3,433	1,898,209
Visa, Inc. Class A	16,500	2,779,590
		8,870,552
Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	27,496	880,147
Broadcom Corp. Class A	53,929	1,941,444
Intel Corp.	11,643	278,850
NXP Semiconductors NV (a)	12,400	341,620
		3,442,061
Software - 7.1%
Check Point Software Technologies Ltd. (a)	15,791	736,176
Concur Technologies, Inc. (a)(d)	6,909	505,117
Guidewire Software, Inc. (a)	21,073	844,606
Microsoft Corp.	87,378	2,892,212
Oracle Corp.	121,042	3,967,757
salesforce.com, Inc. (a)	32,600	1,340,186
Splunk, Inc.	11,398	465,038
Workday, Inc. Class A	17,595	1,102,327
		11,853,419
TOTAL INFORMATION TECHNOLOGY		46,043,653
MATERIALS - 3.2%
Chemicals - 2.1%
Eastman Chemical Co.	15,794	1,052,670
Monsanto Co.	22,723	2,427,271
		3,479,941
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.6%
Vulcan Materials Co.	22,070	$ 1,100,852
Paper & Forest Products - 0.5%
Boise Cascade Co.	25,316	810,871
TOTAL MATERIALS		5,391,664
TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
Vodafone Group PLC sponsored ADR	50,290	1,538,371
TOTAL COMMON STOCKS (Cost $149,270,954)		167,671,527
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 0.13% (b)	147,196	147,196
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	500,250	500,250
TOTAL MONEY MARKET FUNDS (Cost $647,446)		647,446
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $149,918,400)		168,318,973
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(172,094)
NET ASSETS - 100%		$ 168,146,879
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 911
Fidelity Securities Lending Cash Central Fund	1,570
Total	$ 2,481
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 30,286,327	$ 30,286,327	$ -	$ -
Consumer Staples	22,079,843	19,640,525	2,439,318	-
Energy	6,299,340	6,299,340	-	-
Financials	10,938,297	10,938,297	-	-
Health Care	26,891,977	26,891,977	-	-
Industrials	18,202,055	18,202,055	-	-
Information Technology	46,043,653	46,043,653	-	-
Materials	5,391,664	5,391,664	-	-
Telecommunication Services	1,538,371	1,538,371	-	-
Money Market Funds	647,446	647,446	-	-
Total Investments in Securities:	$ 168,318,973	$ 165,879,655	$ 2,439,318	$ -
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $150,152,825. Net unrealized appreciation aggregated $18,166,148, of which $20,038,890 related to appreciated investment securities and $1,872,742 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Large Cap
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ® Large Cap
Growth Fund

1.847927.106

ALCG-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 18.0%
Automobiles - 0.2%
Harley-Davidson, Inc.	5,200	$ 284,180
Distributors - 0.8%
LKQ Corp. (a)	59,229	1,426,234
Diversified Consumer Services - 0.3%
H&R Block, Inc.	15,400	427,196
Hotels, Restaurants & Leisure - 1.9%
Las Vegas Sands Corp.	5,464	307,350
McDonald's Corp.	11,178	1,141,721
Starbucks Corp.	28,474	1,732,358
Yum! Brands, Inc.	1,092	74,387
		3,255,816
Household Durables - 1.2%
Toll Brothers, Inc. (a)	28,770	987,099
Whirlpool Corp.	8,599	982,694
		1,969,793
Internet & Catalog Retail - 2.4%
Amazon.com, Inc. (a)	9,647	2,448,505
priceline.com, Inc. (a)	2,260	1,572,937
		4,021,442
Leisure Equipment & Products - 0.4%
Mattel, Inc.	15,200	694,032
Media - 2.1%
CBS Corp. Class B	23,174	1,060,906
Comcast Corp. Class A	58,444	2,413,737
		3,474,643
Multiline Retail - 0.5%
Dollar General Corp. (a)	17,500	911,575
Specialty Retail - 5.0%
American Eagle Outfitters, Inc.	62,621	1,217,978
Dick's Sporting Goods, Inc.	18,188	874,843
Home Depot, Inc.	47,593	3,490,947
Lowe's Companies, Inc.	18,494	710,539
Rent-A-Center, Inc.	10,900	380,737
Ross Stores, Inc.	19,906	1,315,189
Tractor Supply Co.	3,989	427,501
		8,417,734
Textiles, Apparel & Luxury Goods - 3.2%
Coach, Inc.	12,147	714,972
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
lululemon athletica, Inc. (a)	13,461	$ 1,024,786
Michael Kors Holdings Ltd. (a)	12,619	718,526
NIKE, Inc. Class B	26,600	1,691,760
PVH Corp.	5,200	600,132
Ralph Lauren Corp.	3,599	653,506
		5,403,682
TOTAL CONSUMER DISCRETIONARY		30,286,327
CONSUMER STAPLES - 13.1%
Beverages - 4.8%
Beam, Inc.	6,537	423,009
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	6,900	782,391
Monster Beverage Corp. (a)	14,330	808,212
PepsiCo, Inc.	16,773	1,383,269
The Coca-Cola Co.	111,601	4,724,070
		8,120,951
Food & Staples Retailing - 3.2%
CVS Caremark Corp.	40,044	2,329,760
Safeway, Inc.	24,951	561,897
Wal-Mart Stores, Inc.	21,356	1,659,788
Walgreen Co.	16,968	840,086
		5,391,531
Food Products - 0.9%
Bunge Ltd.	6,900	498,249
Mead Johnson Nutrition Co. Class A	11,800	956,862
		1,455,111
Household Products - 0.9%
Procter & Gamble Co.	21,000	1,612,170
Tobacco - 3.3%
Altria Group, Inc.	45,229	1,651,311
British American Tobacco PLC (United Kingdom)	18,500	1,025,552
Japan Tobacco, Inc.	37,400	1,413,766
Lorillard, Inc.	32,862	1,409,451
		5,500,080
TOTAL CONSUMER STAPLES		22,079,843
Common Stocks - continued
	Shares	Value
ENERGY - 3.8%
Energy Equipment & Services - 2.5%
Cameron International Corp. (a)	14,870	$ 915,249
Ensco PLC Class A	17,484	1,008,477
Halliburton Co.	20,200	863,954
National Oilwell Varco, Inc.	7,614	496,585
Schlumberger Ltd.	12,175	906,185
		4,190,450
Oil, Gas & Consumable Fuels - 1.3%
Noble Energy, Inc.	6,048	685,178
Suncor Energy, Inc.	5,000	155,889
The Williams Companies, Inc.	33,250	1,267,823
		2,108,890
TOTAL ENERGY		6,299,340
FINANCIALS - 6.5%
Capital Markets - 0.9%
The Blackstone Group LP	71,629	1,471,976
Commercial Banks - 0.9%
Wells Fargo & Co.	39,594	1,503,780
Consumer Finance - 1.2%
Capital One Financial Corp.	8,800	508,464
SLM Corp.	73,245	1,512,509
		2,020,973
Diversified Financial Services - 2.2%
Bank of America Corp.	110,886	1,365,007
Citigroup, Inc.	33,936	1,583,454
McGraw-Hill Companies, Inc.	14,053	760,408
		3,708,869
Real Estate Investment Trusts - 1.0%
American Tower Corp.	20,100	1,688,199
Real Estate Management & Development - 0.3%
Hongkong Land Holdings Ltd.	75,000	544,500
TOTAL FINANCIALS		10,938,297
HEALTH CARE - 16.0%
Biotechnology - 6.9%
Alexion Pharmaceuticals, Inc. (a)	8,300	813,400
Alkermes PLC (a)	9,100	278,551
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc.	33,870	$ 3,529,593
Biogen Idec, Inc. (a)	3,618	792,089
BioMarin Pharmaceutical, Inc. (a)	9,800	642,880
Celgene Corp. (a)	13,181	1,556,281
Gilead Sciences, Inc. (a)	71,003	3,595,592
Theravance, Inc. (a)	13,315	449,381
		11,657,767
Health Care Equipment & Supplies - 2.3%
Align Technology, Inc. (a)	12,907	427,480
Ansell Ltd.	40,222	658,831
Boston Scientific Corp. (a)	111,978	838,715
Intuitive Surgical, Inc. (a)	900	443,061
The Cooper Companies, Inc.	13,348	1,473,619
		3,841,706
Health Care Providers & Services - 2.3%
Brookdale Senior Living, Inc. (a)	31,660	816,511
Catamaran Corp. (a)	15,530	896,700
Express Scripts Holding Co. (a)	35,876	2,129,958
		3,843,169
Health Care Technology - 0.1%
Cerner Corp. (a)	1,600	154,832
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	21,808	1,410,760
Pharmaceuticals - 3.6%
AbbVie, Inc.	40,523	1,866,084
Actavis, Inc. (a)	7,567	800,059
Johnson & Johnson	13,550	1,154,867
Merck & Co., Inc.	26,305	1,236,335
Valeant Pharmaceuticals International, Inc. (Canada) (a)	12,200	926,398
		5,983,743
TOTAL HEALTH CARE		26,891,977
INDUSTRIALS - 10.8%
Aerospace & Defense - 1.7%
TransDigm Group, Inc.	3,000	440,400
United Technologies Corp.	26,945	2,459,809
		2,900,209
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. Class B	27,910	$ 2,395,794
Airlines - 0.3%
Delta Air Lines, Inc. (a)	27,400	469,636
Electrical Equipment - 2.3%
Eaton Corp. PLC	27,154	1,667,527
Emerson Electric Co.	25,679	1,425,441
Generac Holdings, Inc.	22,405	805,012
		3,897,980
Industrial Conglomerates - 0.1%
3M Co.	1,900	198,949
Machinery - 2.1%
Cummins, Inc.	10,292	1,094,966
Ingersoll-Rand PLC	25,200	1,355,760
Manitowoc Co., Inc.	56,946	1,068,307
		3,519,033
Professional Services - 0.8%
Nielsen Holdings B.V.	13,034	451,237
Towers Watson & Co.	11,831	862,717
		1,313,954
Road & Rail - 1.7%
CSX Corp.	56,385	1,386,507
Hertz Global Holdings, Inc. (a)	20,200	486,416
Union Pacific Corp.	6,350	939,546
		2,812,469
Trading Companies & Distributors - 0.4%
WESCO International, Inc. (a)	9,681	694,031
TOTAL INDUSTRIALS		18,202,055
INFORMATION TECHNOLOGY - 27.4%
Communications Equipment - 2.0%
Cisco Systems, Inc.	32,600	681,992
QUALCOMM, Inc.	43,397	2,674,123
		3,356,115
Computers & Peripherals - 5.0%
Apple, Inc.	17,489	7,743,255
EMC Corp. (a)	29,000	650,470
		8,393,725
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 6.0%
eBay, Inc. (a)	11,980	$ 627,632
Facebook, Inc. Class A	37,596	1,043,665
Google, Inc. Class A (a)	9,394	7,746,011
LinkedIn Corp. (a)	2,900	557,061
NIC, Inc.	9,110	153,412
		10,127,781
IT Services - 5.3%
Accenture PLC Class A	19,444	1,583,519
Amdocs Ltd.	24,237	865,261
Cognizant Technology Solutions Corp. Class A (a)	2,052	132,970
IBM Corp.	7,954	1,611,003
MasterCard, Inc. Class A	3,433	1,898,209
Visa, Inc. Class A	16,500	2,779,590
		8,870,552
Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	27,496	880,147
Broadcom Corp. Class A	53,929	1,941,444
Intel Corp.	11,643	278,850
NXP Semiconductors NV (a)	12,400	341,620
		3,442,061
Software - 7.1%
Check Point Software Technologies Ltd. (a)	15,791	736,176
Concur Technologies, Inc. (a)(d)	6,909	505,117
Guidewire Software, Inc. (a)	21,073	844,606
Microsoft Corp.	87,378	2,892,212
Oracle Corp.	121,042	3,967,757
salesforce.com, Inc. (a)	32,600	1,340,186
Splunk, Inc.	11,398	465,038
Workday, Inc. Class A	17,595	1,102,327
		11,853,419
TOTAL INFORMATION TECHNOLOGY		46,043,653
MATERIALS - 3.2%
Chemicals - 2.1%
Eastman Chemical Co.	15,794	1,052,670
Monsanto Co.	22,723	2,427,271
		3,479,941
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.6%
Vulcan Materials Co.	22,070	$ 1,100,852
Paper & Forest Products - 0.5%
Boise Cascade Co.	25,316	810,871
TOTAL MATERIALS		5,391,664
TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
Vodafone Group PLC sponsored ADR	50,290	1,538,371
TOTAL COMMON STOCKS (Cost $149,270,954)		167,671,527
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 0.13% (b)	147,196	147,196
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	500,250	500,250
TOTAL MONEY MARKET FUNDS (Cost $647,446)		647,446
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $149,918,400)		168,318,973
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(172,094)
NET ASSETS - 100%		$ 168,146,879
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 911
Fidelity Securities Lending Cash Central Fund	1,570
Total	$ 2,481
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 30,286,327	$ 30,286,327	$ -	$ -
Consumer Staples	22,079,843	19,640,525	2,439,318	-
Energy	6,299,340	6,299,340	-	-
Financials	10,938,297	10,938,297	-	-
Health Care	26,891,977	26,891,977	-	-
Industrials	18,202,055	18,202,055	-	-
Information Technology	46,043,653	46,043,653	-	-
Materials	5,391,664	5,391,664	-	-
Telecommunication Services	1,538,371	1,538,371	-	-
Money Market Funds	647,446	647,446	-	-
Total Investments in Securities:	$ 168,318,973	$ 165,879,655	$ 2,439,318	$ -
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $150,152,825. Net unrealized appreciation aggregated $18,166,148, of which $20,038,890 related to appreciated investment securities and $1,872,742 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Value Fund

April 30, 2013

1.800359.109

MCV-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Diversified Consumer Services - 0.2%
DeVry, Inc.	93,100	$ 2,607,731
Household Durables - 3.3%
Jarden Corp. (a)	229,900	10,347,799
PulteGroup, Inc. (a)	582,700	12,230,873
Whirlpool Corp.	150,200	17,164,856
		39,743,528
Media - 1.6%
Gannett Co., Inc.	485,600	9,789,696
Washington Post Co. Class B	20,500	9,088,470
		18,878,166
Multiline Retail - 1.3%
Macy's, Inc.	355,800	15,868,680
Specialty Retail - 2.6%
Best Buy Co., Inc.	400,800	10,416,792
GameStop Corp. Class A (d)	221,800	7,740,820
Staples, Inc.	928,800	12,297,312
		30,454,924
TOTAL CONSUMER DISCRETIONARY		107,553,029
CONSUMER STAPLES - 5.3%
Beverages - 1.0%
Molson Coors Brewing Co. Class B	218,800	11,290,080
Food Products - 2.9%
ConAgra Foods, Inc.	434,300	15,361,191
The J.M. Smucker Co.	104,300	10,766,889
Tyson Foods, Inc. Class A	363,600	8,955,468
		35,083,548
Household Products - 0.9%
Energizer Holdings, Inc.	112,100	10,827,739
Tobacco - 0.5%
Lorillard, Inc.	136,700	5,863,063
TOTAL CONSUMER STAPLES		63,064,430
Common Stocks - continued
	Shares	Value
ENERGY - 8.6%
Energy Equipment & Services - 1.8%
Cameron International Corp. (a)	142,900	$ 8,795,495
Helmerich & Payne, Inc.	217,000	12,720,540
		21,516,035
Oil, Gas & Consumable Fuels - 6.8%
Denbury Resources, Inc. (a)	826,800	14,791,452
Hess Corp.	155,500	11,223,990
Marathon Petroleum Corp.	254,745	19,961,818
Murphy Oil Corp.	271,700	16,869,853
Valero Energy Corp.	454,900	18,341,568
		81,188,681
TOTAL ENERGY		102,704,716
FINANCIALS - 30.4%
Capital Markets - 3.1%
Apollo Global Management LLC Class A	488,800	13,158,496
KKR & Co. LP	575,000	12,075,000
The Blackstone Group LP	572,100	11,756,655
		36,990,151
Commercial Banks - 5.2%
Comerica, Inc.	245,300	8,892,125
Commerce Bancshares, Inc.	360,000	14,439,600
East West Bancorp, Inc.	260,300	6,333,099
Fifth Third Bancorp	828,657	14,112,029
Huntington Bancshares, Inc.	1,928,500	13,827,345
Popular, Inc. (a)	148,900	4,242,161
		61,846,359
Consumer Finance - 1.3%
SLM Corp.	766,400	15,826,160
Insurance - 8.6%
Allied World Assurance Co. Holdings Ltd.	155,500	14,120,955
Everest Re Group Ltd.	121,000	16,333,790
Hartford Financial Services Group, Inc.	634,100	17,811,869
ProAssurance Corp.	294,000	14,403,060
Reinsurance Group of America, Inc.	241,100	15,080,805
Torchmark Corp.	237,800	14,760,246
Validus Holdings Ltd.	252,000	9,729,720
		102,240,445
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 11.1%
American Campus Communities, Inc.	295,500	$ 13,191,120
American Capital Agency Corp.	534,500	17,804,195
Camden Property Trust (SBI)	169,900	12,290,566
Corrections Corp. of America	349,900	12,666,380
Host Hotels & Resorts, Inc.	964,300	17,617,761
MFA Financial, Inc.	762,400	7,067,448
The Macerich Co.	233,600	16,363,680
Vornado Realty Trust	221,600	19,403,296
Weyerhaeuser Co.	522,700	15,947,577
		132,352,023
Real Estate Management & Development - 1.1%
Jones Lang LaSalle, Inc.	127,800	12,654,756
TOTAL FINANCIALS		361,909,894
HEALTH CARE - 7.1%
Health Care Providers & Services - 3.8%
CIGNA Corp.	306,400	20,274,488
Community Health Systems, Inc.	309,500	14,103,915
Omnicare, Inc.	243,900	10,675,503
		45,053,906
Life Sciences Tools & Services - 0.9%
Life Technologies Corp. (a)	153,100	11,281,939
Pharmaceuticals - 2.4%
Actavis, Inc. (a)	86,900	9,187,937
Endo Health Solutions, Inc. (a)	352,600	12,919,264
Mylan, Inc. (a)	211,900	6,168,409
		28,275,610
TOTAL HEALTH CARE		84,611,455
INDUSTRIALS - 10.8%
Aerospace & Defense - 1.7%
Alliant Techsystems, Inc.	135,100	10,046,036
Esterline Technologies Corp. (a)	133,900	10,047,856
		20,093,892
Airlines - 1.1%
Delta Air Lines, Inc. (a)	791,800	13,571,452
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 2.3%
Avery Dennison Corp.	312,100	$ 12,936,545
Republic Services, Inc.	424,500	14,466,960
		27,403,505
Construction & Engineering - 2.0%
AECOM Technology Corp. (a)	389,600	11,325,672
URS Corp.	279,803	12,288,948
		23,614,620
Machinery - 1.7%
Oshkosh Truck Corp. (a)	220,700	8,664,682
Terex Corp. (a)	418,400	11,966,240
		20,630,922
Professional Services - 2.0%
Manpower, Inc.	241,100	12,816,876
Towers Watson & Co.	154,200	11,244,264
		24,061,140
TOTAL INDUSTRIALS		129,375,531
INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 1.3%
Brocade Communications Systems, Inc. (a)	2,203,100	12,822,042
Juniper Networks, Inc. (a)	161,900	2,679,445
		15,501,487
Computers & Peripherals - 1.3%
Western Digital Corp.	279,200	15,434,176
Electronic Equipment & Components - 0.7%
Avnet, Inc. (a)	256,000	8,384,000
IT Services - 1.3%
Computer Sciences Corp.	325,600	15,254,360
Office Electronics - 1.1%
Xerox Corp.	1,549,600	13,295,568
Semiconductors & Semiconductor Equipment - 1.6%
Avago Technologies Ltd.	303,700	9,706,252
Marvell Technology Group Ltd.	140,000	1,506,400
Skyworks Solutions, Inc. (a)	364,700	8,048,929
		19,261,581
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.7%
CA Technologies, Inc.	621,000	$ 16,748,370
Symantec Corp. (a)	637,300	15,486,390
		32,234,760
TOTAL INFORMATION TECHNOLOGY		119,365,932
MATERIALS - 5.5%
Chemicals - 1.7%
Ashland, Inc.	104,700	8,921,487
Eastman Chemical Co.	163,600	10,903,940
		19,825,427
Containers & Packaging - 0.8%
Ball Corp.	97,700	4,310,524
Graphic Packaging Holding Co. (a)	702,900	5,285,808
		9,596,332
Metals & Mining - 1.3%
Commercial Metals Co.	621,400	9,084,868
Reliance Steel & Aluminum Co.	93,300	6,071,031
		15,155,899
Paper & Forest Products - 1.7%
International Paper Co.	436,600	20,511,467
TOTAL MATERIALS		65,089,125
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
CenturyLink, Inc.	150,700	5,661,799
Frontier Communications Corp. (d)	1,754,800	7,299,968
		12,961,767
UTILITIES - 10.2%
Electric Utilities - 7.5%
Edison International	377,300	20,298,740
Hawaiian Electric Industries, Inc. (d)	463,400	13,114,220
IDACORP, Inc.	232,300	11,431,483
NV Energy, Inc.	687,200	14,864,136
PNM Resources, Inc.	480,200	11,529,602
PPL Corp.	542,900	18,122,002
		89,360,183
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 1.2%
UGI Corp.	355,100	$ 14,551,998
Multi-Utilities - 1.5%
DTE Energy Co.	247,400	18,030,512
TOTAL UTILITIES		121,942,693
TOTAL COMMON STOCKS (Cost $1,050,615,968)		1,168,578,572
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.13% (b)	20,158,326	20,158,326
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	18,845,468	18,845,468
TOTAL MONEY MARKET FUNDS (Cost $39,003,794)		39,003,794
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,089,619,762)		1,207,582,366
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(15,576,360)
NET ASSETS - 100%		$ 1,192,006,006
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,860
Fidelity Securities Lending Cash Central Fund	26,981
Total	$ 32,841
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $1,090,891,318. Net unrealized appreciation aggregated $116,691,048, of which $130,283,522 related to appreciated investment securities and $13,592,474 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Mid Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Mid Cap Value Fund

1.847930.106

AMCV-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Diversified Consumer Services - 0.2%
DeVry, Inc.	93,100	$ 2,607,731
Household Durables - 3.3%
Jarden Corp. (a)	229,900	10,347,799
PulteGroup, Inc. (a)	582,700	12,230,873
Whirlpool Corp.	150,200	17,164,856
		39,743,528
Media - 1.6%
Gannett Co., Inc.	485,600	9,789,696
Washington Post Co. Class B	20,500	9,088,470
		18,878,166
Multiline Retail - 1.3%
Macy's, Inc.	355,800	15,868,680
Specialty Retail - 2.6%
Best Buy Co., Inc.	400,800	10,416,792
GameStop Corp. Class A (d)	221,800	7,740,820
Staples, Inc.	928,800	12,297,312
		30,454,924
TOTAL CONSUMER DISCRETIONARY		107,553,029
CONSUMER STAPLES - 5.3%
Beverages - 1.0%
Molson Coors Brewing Co. Class B	218,800	11,290,080
Food Products - 2.9%
ConAgra Foods, Inc.	434,300	15,361,191
The J.M. Smucker Co.	104,300	10,766,889
Tyson Foods, Inc. Class A	363,600	8,955,468
		35,083,548
Household Products - 0.9%
Energizer Holdings, Inc.	112,100	10,827,739
Tobacco - 0.5%
Lorillard, Inc.	136,700	5,863,063
TOTAL CONSUMER STAPLES		63,064,430
Common Stocks - continued
	Shares	Value
ENERGY - 8.6%
Energy Equipment & Services - 1.8%
Cameron International Corp. (a)	142,900	$ 8,795,495
Helmerich & Payne, Inc.	217,000	12,720,540
		21,516,035
Oil, Gas & Consumable Fuels - 6.8%
Denbury Resources, Inc. (a)	826,800	14,791,452
Hess Corp.	155,500	11,223,990
Marathon Petroleum Corp.	254,745	19,961,818
Murphy Oil Corp.	271,700	16,869,853
Valero Energy Corp.	454,900	18,341,568
		81,188,681
TOTAL ENERGY		102,704,716
FINANCIALS - 30.4%
Capital Markets - 3.1%
Apollo Global Management LLC Class A	488,800	13,158,496
KKR & Co. LP	575,000	12,075,000
The Blackstone Group LP	572,100	11,756,655
		36,990,151
Commercial Banks - 5.2%
Comerica, Inc.	245,300	8,892,125
Commerce Bancshares, Inc.	360,000	14,439,600
East West Bancorp, Inc.	260,300	6,333,099
Fifth Third Bancorp	828,657	14,112,029
Huntington Bancshares, Inc.	1,928,500	13,827,345
Popular, Inc. (a)	148,900	4,242,161
		61,846,359
Consumer Finance - 1.3%
SLM Corp.	766,400	15,826,160
Insurance - 8.6%
Allied World Assurance Co. Holdings Ltd.	155,500	14,120,955
Everest Re Group Ltd.	121,000	16,333,790
Hartford Financial Services Group, Inc.	634,100	17,811,869
ProAssurance Corp.	294,000	14,403,060
Reinsurance Group of America, Inc.	241,100	15,080,805
Torchmark Corp.	237,800	14,760,246
Validus Holdings Ltd.	252,000	9,729,720
		102,240,445
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 11.1%
American Campus Communities, Inc.	295,500	$ 13,191,120
American Capital Agency Corp.	534,500	17,804,195
Camden Property Trust (SBI)	169,900	12,290,566
Corrections Corp. of America	349,900	12,666,380
Host Hotels & Resorts, Inc.	964,300	17,617,761
MFA Financial, Inc.	762,400	7,067,448
The Macerich Co.	233,600	16,363,680
Vornado Realty Trust	221,600	19,403,296
Weyerhaeuser Co.	522,700	15,947,577
		132,352,023
Real Estate Management & Development - 1.1%
Jones Lang LaSalle, Inc.	127,800	12,654,756
TOTAL FINANCIALS		361,909,894
HEALTH CARE - 7.1%
Health Care Providers & Services - 3.8%
CIGNA Corp.	306,400	20,274,488
Community Health Systems, Inc.	309,500	14,103,915
Omnicare, Inc.	243,900	10,675,503
		45,053,906
Life Sciences Tools & Services - 0.9%
Life Technologies Corp. (a)	153,100	11,281,939
Pharmaceuticals - 2.4%
Actavis, Inc. (a)	86,900	9,187,937
Endo Health Solutions, Inc. (a)	352,600	12,919,264
Mylan, Inc. (a)	211,900	6,168,409
		28,275,610
TOTAL HEALTH CARE		84,611,455
INDUSTRIALS - 10.8%
Aerospace & Defense - 1.7%
Alliant Techsystems, Inc.	135,100	10,046,036
Esterline Technologies Corp. (a)	133,900	10,047,856
		20,093,892
Airlines - 1.1%
Delta Air Lines, Inc. (a)	791,800	13,571,452
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 2.3%
Avery Dennison Corp.	312,100	$ 12,936,545
Republic Services, Inc.	424,500	14,466,960
		27,403,505
Construction & Engineering - 2.0%
AECOM Technology Corp. (a)	389,600	11,325,672
URS Corp.	279,803	12,288,948
		23,614,620
Machinery - 1.7%
Oshkosh Truck Corp. (a)	220,700	8,664,682
Terex Corp. (a)	418,400	11,966,240
		20,630,922
Professional Services - 2.0%
Manpower, Inc.	241,100	12,816,876
Towers Watson & Co.	154,200	11,244,264
		24,061,140
TOTAL INDUSTRIALS		129,375,531
INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 1.3%
Brocade Communications Systems, Inc. (a)	2,203,100	12,822,042
Juniper Networks, Inc. (a)	161,900	2,679,445
		15,501,487
Computers & Peripherals - 1.3%
Western Digital Corp.	279,200	15,434,176
Electronic Equipment & Components - 0.7%
Avnet, Inc. (a)	256,000	8,384,000
IT Services - 1.3%
Computer Sciences Corp.	325,600	15,254,360
Office Electronics - 1.1%
Xerox Corp.	1,549,600	13,295,568
Semiconductors & Semiconductor Equipment - 1.6%
Avago Technologies Ltd.	303,700	9,706,252
Marvell Technology Group Ltd.	140,000	1,506,400
Skyworks Solutions, Inc. (a)	364,700	8,048,929
		19,261,581
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.7%
CA Technologies, Inc.	621,000	$ 16,748,370
Symantec Corp. (a)	637,300	15,486,390
		32,234,760
TOTAL INFORMATION TECHNOLOGY		119,365,932
MATERIALS - 5.5%
Chemicals - 1.7%
Ashland, Inc.	104,700	8,921,487
Eastman Chemical Co.	163,600	10,903,940
		19,825,427
Containers & Packaging - 0.8%
Ball Corp.	97,700	4,310,524
Graphic Packaging Holding Co. (a)	702,900	5,285,808
		9,596,332
Metals & Mining - 1.3%
Commercial Metals Co.	621,400	9,084,868
Reliance Steel & Aluminum Co.	93,300	6,071,031
		15,155,899
Paper & Forest Products - 1.7%
International Paper Co.	436,600	20,511,467
TOTAL MATERIALS		65,089,125
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
CenturyLink, Inc.	150,700	5,661,799
Frontier Communications Corp. (d)	1,754,800	7,299,968
		12,961,767
UTILITIES - 10.2%
Electric Utilities - 7.5%
Edison International	377,300	20,298,740
Hawaiian Electric Industries, Inc. (d)	463,400	13,114,220
IDACORP, Inc.	232,300	11,431,483
NV Energy, Inc.	687,200	14,864,136
PNM Resources, Inc.	480,200	11,529,602
PPL Corp.	542,900	18,122,002
		89,360,183
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 1.2%
UGI Corp.	355,100	$ 14,551,998
Multi-Utilities - 1.5%
DTE Energy Co.	247,400	18,030,512
TOTAL UTILITIES		121,942,693
TOTAL COMMON STOCKS (Cost $1,050,615,968)		1,168,578,572
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.13% (b)	20,158,326	20,158,326
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	18,845,468	18,845,468
TOTAL MONEY MARKET FUNDS (Cost $39,003,794)		39,003,794
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,089,619,762)		1,207,582,366
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(15,576,360)
NET ASSETS - 100%		$ 1,192,006,006
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,860
Fidelity Securities Lending Cash Central Fund	26,981
Total	$ 32,841
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $1,090,891,318. Net unrealized appreciation aggregated $116,691,048, of which $130,283,522 related to appreciated investment securities and $13,592,474 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series All-Sector
Equity Fund

April 30, 2013

1.884782.101

ASE-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Hotels, Restaurants & Leisure - 1.9%
Icahn Enterprises LP rights	270,377	$ 3
Starbucks Corp.	1,677,156	102,038,171
Wynn Resorts Ltd.	195,800	26,883,340
Yum! Brands, Inc.	1,051,207	71,608,221
		200,529,735
Internet & Catalog Retail - 1.5%
Liberty Media Corp. Interactive Series A (a)	4,650,625	99,011,806
priceline.com, Inc. (a)	86,336	60,088,993
		159,100,799
Media - 5.0%
Comcast Corp. Class A	3,816,421	157,618,187
DIRECTV (a)	1,049,006	59,331,779
Legend Pictures LLC (a)(f)(g)	3,706	6,867,885
Liberty Global, Inc. Class A (a)(d)	784,200	56,752,554
News Corp. Class A	4,292,653	132,943,463
Sirius XM Radio, Inc.	10,630,854	34,550,276
Time Warner, Inc.	1,244,200	74,378,276
		522,442,420
Multiline Retail - 0.8%
Dollar General Corp. (a)	1,596,811	83,177,885
Specialty Retail - 1.6%
Lowe's Companies, Inc.	2,363,474	90,804,671
TJX Companies, Inc.	1,535,490	74,885,847
		165,690,518
Textiles, Apparel & Luxury Goods - 1.3%
NIKE, Inc. Class B	502,900	31,984,440
PVH Corp.	645,376	74,482,844
Under Armour, Inc. Class A (sub. vtg.) (a)	555,813	31,725,806
		138,193,090
TOTAL CONSUMER DISCRETIONARY		1,269,134,447
CONSUMER STAPLES - 10.0%
Beverages - 2.7%
Brown-Forman Corp. Class B (non-vtg.)	364,150	25,672,575
Constellation Brands, Inc. Class A (sub. vtg.) (a)	411,504	20,307,722
Molson Coors Brewing Co. Class B	714,424	36,864,278
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	333,300	$ 18,798,120
The Coca-Cola Co.	4,337,892	183,622,968
		285,265,663
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	1,821,981	106,002,855
Kroger Co.	2,348,500	80,741,430
Safeway, Inc.	259,528	5,844,571
Walgreen Co.	909,382	45,023,503
		237,612,359
Food Products - 0.9%
Bunge Ltd.	320,752	23,161,502
Green Mountain Coffee Roasters, Inc. (a)	171,680	9,854,432
Mead Johnson Nutrition Co. Class A	739,600	59,974,164
		92,990,098
Household Products - 1.0%
Colgate-Palmolive Co.	861,242	102,840,907
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	378,156	26,225,119
Nu Skin Enterprises, Inc. Class A (d)	139,478	7,075,719
		33,300,838
Tobacco - 2.8%
Altria Group, Inc.	2,767,730	101,049,822
Philip Morris International, Inc.	2,032,798	194,315,161
		295,364,983
TOTAL CONSUMER STAPLES		1,047,374,848
ENERGY - 10.0%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (a)	353,500	17,339,175
Cameron International Corp. (a)	634,282	39,040,057
Halliburton Co.	409,140	17,498,918
National Oilwell Varco, Inc.	553,374	36,091,052
Oceaneering International, Inc.	355,818	24,967,749
Oil States International, Inc. (a)	164,800	14,726,528
Rowan Companies PLC (a)	816,109	26,548,026
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	433,281	$ 32,249,105
Unit Corp. (a)	244,055	10,257,632
		218,718,242
Oil, Gas & Consumable Fuels - 7.9%
Anadarko Petroleum Corp.	761,681	64,560,082
Apache Corp.	182,991	13,519,375
Cabot Oil & Gas Corp.	436,900	29,731,045
Chevron Corp.	1,039,729	126,857,335
Cimarex Energy Co.	255,900	18,726,762
Cobalt International Energy, Inc. (a)	400,900	11,201,146
Concho Resources, Inc. (a)	240,731	20,734,161
ConocoPhillips	369,400	22,330,230
EQT Corp.	234,400	17,608,128
Exxon Mobil Corp.	2,456,320	218,587,917
Hess Corp.	420,021	30,317,116
Marathon Oil Corp.	1,286,189	42,019,795
Marathon Petroleum Corp.	491,615	38,522,951
Murphy Oil Corp.	291,595	18,105,134
Noble Energy, Inc.	358,912	40,661,140
Occidental Petroleum Corp.	455,755	40,680,691
Phillips 66	490,700	29,908,165
SM Energy Co.	138,600	8,454,600
The Williams Companies, Inc.	833,200	31,769,916
		824,295,689
TOTAL ENERGY		1,043,013,931
FINANCIALS - 16.5%
Capital Markets - 2.1%
Ameriprise Financial, Inc.	717,300	53,460,369
BlackRock, Inc. Class A	305,818	81,500,497
E*TRADE Financial Corp. (a)	1,563,052	16,083,805
Northern Trust Corp.	320,000	17,254,400
State Street Corp.	567,000	33,152,490
TD Ameritrade Holding Corp.	1,160,000	23,095,600
		224,547,161
Commercial Banks - 3.4%
CIT Group, Inc. (a)	429,033	18,238,193
Comerica, Inc.	242,161	8,778,336
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Horizon National Corp.	889,600	$ 9,251,840
Huntington Bancshares, Inc.	1,597,257	11,452,333
M&T Bank Corp.	230,739	23,120,048
PNC Financial Services Group, Inc.	225,800	15,327,304
Synovus Financial Corp.	3,989,160	10,730,840
U.S. Bancorp	4,648,678	154,708,004
Wells Fargo & Co.	2,682,892	101,896,238
		353,503,136
Consumer Finance - 2.9%
Capital One Financial Corp.	3,307,880	191,129,306
Discover Financial Services	836,632	36,594,284
SLM Corp.	3,432,346	70,877,945
		298,601,535
Diversified Financial Services - 4.2%
Bank of America Corp.	11,865,587	146,065,376
Citigroup, Inc.	2,517,684	117,475,135
JPMorgan Chase & Co.	3,573,234	175,124,198
		438,664,709
Insurance - 2.9%
ACE Ltd.	545,231	48,601,891
AFLAC, Inc.	431,900	23,512,636
Berkshire Hathaway, Inc.:
Class A (a)	174	27,666,000
Class B (a)	436,903	46,451,527
Hartford Financial Services Group, Inc.	897,642	25,214,764
Marsh & McLennan Companies, Inc.	1,098,600	41,757,786
MetLife, Inc.	869,741	33,911,202
The Travelers Companies, Inc.	391,673	33,452,791
Validus Holdings Ltd.	463,261	17,886,507
		298,455,104
Real Estate Investment Trusts - 1.0%
American Campus Communities, Inc.	421,300	18,806,832
Camden Property Trust (SBI)	197,142	14,261,252
Equity Lifestyle Properties, Inc.	618,600	50,261,250
The Macerich Co.	355,418	24,897,031
		108,226,365
TOTAL FINANCIALS		1,721,998,010
Common Stocks - continued
	Shares	Value
HEALTH CARE - 12.5%
Biotechnology - 3.7%
Alexion Pharmaceuticals, Inc. (a)	263,000	$ 25,774,000
Amgen, Inc.	1,049,465	109,364,748
Biogen Idec, Inc. (a)	285,986	62,610,915
BioMarin Pharmaceutical, Inc. (a)	232,078	15,224,317
Gilead Sciences, Inc. (a)	2,138,892	108,313,491
Onyx Pharmaceuticals, Inc. (a)	362,900	34,402,920
Regeneron Pharmaceuticals, Inc. (a)	141,400	30,420,796
Vertex Pharmaceuticals, Inc. (a)	60,000	4,609,200
		390,720,387
Health Care Equipment & Supplies - 1.8%
Covidien PLC	1,065,851	68,043,928
Edwards Lifesciences Corp. (a)	94,448	6,024,838
Stryker Corp.	948,200	62,182,956
The Cooper Companies, Inc.	455,715	50,310,936
		186,562,658
Health Care Providers & Services - 2.2%
Catamaran Corp. (a)	357,558	20,645,341
CIGNA Corp.	815,034	53,930,800
HCA Holdings, Inc.	420,000	16,753,800
Henry Schein, Inc. (a)	487,887	44,104,985
McKesson Corp.	349,654	37,000,386
MEDNAX, Inc. (a)	244,200	21,667,866
Quest Diagnostics, Inc.	475,500	26,784,915
UnitedHealth Group, Inc.	175,651	10,526,764
		231,414,857
Health Care Technology - 0.4%
Cerner Corp. (a)	379,900	36,762,923
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	205,000	13,261,450
Thermo Fisher Scientific, Inc.	476,300	38,427,884
		51,689,334
Pharmaceuticals - 3.9%
AbbVie, Inc.	2,086,600	96,087,930
Allergan, Inc.	507,713	57,650,811
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	1,252,746	$ 58,879,062
Pfizer, Inc.	6,675,683	194,062,105
		406,679,908
TOTAL HEALTH CARE		1,303,830,067
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	1,296,805	95,367,040
Precision Castparts Corp.	328,790	62,894,239
TransDigm Group, Inc.	288,500	42,351,800
		200,613,079
Building Products - 0.4%
Armstrong World Industries, Inc.	802,153	40,941,889
Electrical Equipment - 3.2%
AMETEK, Inc.	1,627,300	66,247,383
Eaton Corp. PLC	1,119,200	68,730,072
Hubbell, Inc. Class B	661,300	63,458,348
Regal-Beloit Corp.	478,388	37,610,865
Rockwell Automation, Inc.	407,000	34,505,460
Roper Industries, Inc.	513,322	61,418,977
		331,971,105
Industrial Conglomerates - 1.9%
3M Co.	965,400	101,087,034
Danaher Corp.	1,520,696	92,671,214
		193,758,248
Machinery - 1.1%
Cummins, Inc.	513,082	54,586,794
Ingersoll-Rand PLC	1,041,600	56,038,080
		110,624,874
Professional Services - 0.5%
Verisk Analytics, Inc. (a)	891,600	54,646,164
Road & Rail - 0.4%
J.B. Hunt Transport Services, Inc.	639,350	45,438,605
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc. Class A	579,998	$ 45,703,842
W.W. Grainger, Inc.	250,043	61,628,098
		107,331,940
TOTAL INDUSTRIALS		1,085,325,904
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 1.6%
Cisco Systems, Inc.	6,959,200	145,586,464
Juniper Networks, Inc. (a)	601,200	9,949,860
Polycom, Inc. (a)	550,000	5,775,000
		161,311,324
Computers & Peripherals - 2.4%
Apple, Inc.	500,806	221,731,860
SanDisk Corp. (a)	226,107	11,857,051
Western Digital Corp.	348,000	19,237,440
		252,826,351
Electronic Equipment & Components - 0.4%
Jabil Circuit, Inc.	2,386,865	42,486,197
Internet Software & Services - 2.5%
eBay, Inc. (a)	1,876,900	98,330,791
Google, Inc. Class A (a)	199,700	164,666,629
		262,997,420
IT Services - 2.3%
Amdocs Ltd.	1,132,657	40,435,855
Fidelity National Information Services, Inc.	1,338,800	56,296,540
Fiserv, Inc. (a)	432,000	39,359,520
FleetCor Technologies, Inc. (a)	91,600	7,044,040
Global Payments, Inc.	754,900	35,027,360
Total System Services, Inc.	468,700	11,070,694
Visa, Inc. Class A	309,900	52,205,754
		241,439,763
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp.	1,446,659	46,307,555
Analog Devices, Inc.	584,082	25,693,767
Avago Technologies Ltd.	355,475	11,360,981
Broadcom Corp. Class A	1,802,000	64,872,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	5,068,700	$ 47,747,154
Skyworks Solutions, Inc. (a)	1,107,231	24,436,588
		220,418,045
Software - 5.3%
Autodesk, Inc. (a)	701,800	27,636,884
BMC Software, Inc. (a)	403,900	18,369,372
Compuware Corp. (a)	3,091,000	37,092,000
Concur Technologies, Inc. (a)	523,700	38,287,707
Electronic Arts, Inc. (a)	2,429,100	42,776,451
Intuit, Inc.	614,966	36,676,572
Microsoft Corp.	2,120,100	70,175,310
Nuance Communications, Inc. (a)	1,149,900	21,894,096
Oracle Corp.	4,769,700	156,350,766
Red Hat, Inc. (a)	251,600	12,059,188
salesforce.com, Inc. (a)	640,604	26,335,230
ServiceNow, Inc.	150,000	6,144,000
SolarWinds, Inc. (a)	35,000	1,779,750
Symantec Corp. (a)	853,800	20,747,340
Synopsys, Inc. (a)	397,100	14,124,847
VMware, Inc. Class A (a)	369,100	26,021,550
		556,471,063
TOTAL INFORMATION TECHNOLOGY		1,737,950,163
MATERIALS - 3.7%
Chemicals - 2.8%
Albemarle Corp.	338,905	20,757,931
Ashland, Inc.	294,100	25,060,261
Eastman Chemical Co.	444,903	29,652,785
Ecolab, Inc.	401,495	33,974,507
FMC Corp.	453,700	27,539,590
LyondellBasell Industries NV Class A	685,778	41,626,725
Monsanto Co.	526,800	56,272,776
PPG Industries, Inc.	218,200	32,105,948
Sigma Aldrich Corp.	325,000	25,574,250
		292,564,773
Construction Materials - 0.2%
Vulcan Materials Co.	387,500	19,328,500
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.5%
Ball Corp.	431,477	$ 19,036,765
Rock-Tenn Co. Class A	358,130	35,863,138
		54,899,903
Metals & Mining - 0.2%
Royal Gold, Inc.	265,300	14,745,374
TOTAL MATERIALS		381,538,550
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	220,290	8,252,063
CenturyLink, Inc.	602,616	22,640,283
Level 3 Communications, Inc. (a)	580,700	11,689,491
tw telecom, inc. (a)	201,800	5,464,744
Verizon Communications, Inc.	2,615,693	141,012,010
		189,058,591
Wireless Telecommunication Services - 1.1%
Crown Castle International Corp. (a)	352,312	27,128,024
MetroPCS Communications, Inc. (a)	722,527	8,554,720
SBA Communications Corp. Class A (a)	727,100	57,433,629
Sprint Nextel Corp. (a)	2,536,227	17,880,400
		110,996,773
TOTAL TELECOMMUNICATION SERVICES		300,055,364
UTILITIES - 3.6%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	786,547	40,452,112
Duke Energy Corp.	967,331	72,743,291
Edison International	633,373	34,075,467
FirstEnergy Corp.	722,739	33,679,637
		180,950,507
Gas Utilities - 0.1%
ONEOK, Inc.	155,082	7,965,012
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc.	914,918	25,498,765
The AES Corp.	1,454,764	20,163,029
		45,661,794
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 1.3%
Ameren Corp.	103,800	$ 3,762,750
CenterPoint Energy, Inc.	1,271,056	31,369,662
Dominion Resources, Inc.	247,400	15,259,632
NiSource, Inc.	476,136	14,631,659
PG&E Corp.	832,167	40,310,169
Sempra Energy	399,439	33,093,521
		138,427,393
TOTAL UTILITIES		373,004,706
TOTAL COMMON STOCKS (Cost $8,548,076,558)		10,263,225,990
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 7/5/13 to 7/18/13 (e) (Cost $4,399,618)	$ 4,400,000	4,399,742
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	196,382,338	196,382,338
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	46,119,900	46,119,900
TOTAL MONEY MARKET FUNDS (Cost $242,502,238)		242,502,238
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $8,794,978,414)		10,510,127,970
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(63,842,962)
NET ASSETS - 100%		$ 10,446,285,008
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,192 CME E-mini S&P 500 Index Contracts	June 2013	$ 94,895,120	$ 2,169,483

The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,399,742.
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,867,885 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Legend Pictures LLC	9/23/10	$ 2,779,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 86,722
Fidelity Securities Lending Cash Central Fund	52,852
Total	$ 139,574
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,269,134,447	$ 1,262,266,559	$ -	$ 6,867,888
Consumer Staples	1,047,374,848	1,047,374,848	-	-
Energy	1,043,013,931	1,043,013,931	-	-
Financials	1,721,998,010	1,721,998,010	-	-
Health Care	1,303,830,067	1,303,830,067	-	-
Industrials	1,085,325,904	1,085,325,904	-	-
Information Technology	1,737,950,163	1,737,950,163	-	-
Materials	381,538,550	381,538,550	-	-
Telecommunication Services	300,055,364	300,055,364	-	-
Utilities	373,004,706	373,004,706	-	-
U.S. Government and Government Agency Obligations	4,399,742	-	4,399,742	-
Money Market Funds	242,502,238	242,502,238	-	-
Total Investments in Securities:	$ 10,510,127,970	$ 10,498,860,340	$ 4,399,742	$ 6,867,888
Derivative Instruments:
Assets
Futures Contracts	$ 2,169,483	$ 2,169,483	$ -	$ -
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $8,812,702,456. Net unrealized appreciation aggregated $1,697,425,514, of which $1,761,771,152 related to appreciated investment securities and $64,345,638 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series
Equity-Income Fund

April 30, 2013

1.950996.100

EDT-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.2%
Gentex Corp.	626,100	$ 14,087,250
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp.	278,500	28,445,990
Texas Roadhouse, Inc. Class A	630,137	14,808,220
Yum! Brands, Inc.	125,600	8,555,872
		51,810,082
Media - 4.5%
Comcast Corp. Class A	4,131,300	170,622,690
Time Warner, Inc.	1,372,346	82,038,844
		252,661,534
Multiline Retail - 2.6%
Kohl's Corp.	719,600	33,864,376
Target Corp.	1,572,400	110,948,544
		144,812,920
Specialty Retail - 1.0%
Lowe's Companies, Inc.	1,070,668	41,135,065
Staples, Inc.	1,093,700	14,480,588
		55,615,653
TOTAL CONSUMER DISCRETIONARY		518,987,439
CONSUMER STAPLES - 10.7%
Beverages - 1.2%
Molson Coors Brewing Co. Class B	443,500	22,884,600
The Coca-Cola Co.	1,019,900	43,172,367
		66,056,967
Food & Staples Retailing - 3.0%
CVS Caremark Corp.	199,200	11,589,456
Safeway, Inc. (d)	847,379	19,082,975
Sysco Corp.	530,600	18,496,716
Wal-Mart Stores, Inc.	369,500	28,717,540
Walgreen Co.	1,904,738	94,303,578
		172,190,265
Food Products - 1.4%
Kellogg Co.	1,189,700	77,378,088
Household Products - 2.9%
Procter & Gamble Co.	2,121,500	162,867,555
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 2.2%
Altria Group, Inc.	2,052,400	$ 74,933,124
Lorillard, Inc.	746,624	32,022,703
Philip Morris International, Inc.	196,800	18,812,112
		125,767,939
TOTAL CONSUMER STAPLES		604,260,814
ENERGY - 14.0%
Energy Equipment & Services - 0.7%
Halliburton Co.	335,700	14,357,889
National Oilwell Varco, Inc.	207,100	13,507,062
Schlumberger Ltd.	165,000	12,280,950
		40,145,901
Oil, Gas & Consumable Fuels - 13.3%
Apache Corp.	457,935	33,832,238
Chevron Corp.	2,119,503	258,600,559
EV Energy Partners LP	311,400	14,498,784
Exxon Mobil Corp.	2,437,300	216,895,327
Hess Corp.	312,300	22,541,814
Holly Energy Partners LP	271,200	10,658,160
HollyFrontier Corp.	255,673	12,643,030
Legacy Reserves LP	275,000	7,335,625
Markwest Energy Partners LP	391,377	24,735,026
Murphy Oil Corp.	233,900	14,522,851
Occidental Petroleum Corp.	622,932	55,602,910
Pioneer Southwest Energy Partners LP	233,300	6,112,460
The Williams Companies, Inc.	1,654,100	63,070,833
Tsakos Energy Navigation Ltd.	693,398	2,621,044
Williams Partners LP	145,700	7,962,505
		751,633,166
TOTAL ENERGY		791,779,067
FINANCIALS - 23.6%
Capital Markets - 3.3%
Apollo Investment Corp.	2,290,213	20,176,777
Artisan Partners Asset Management, Inc.	9,300	346,890
BlackRock, Inc. Class A	134,400	35,817,600
Charles Schwab Corp.	1,983,700	33,643,552
KKR & Co. LP	1,434,779	30,130,359
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	2,530,400	$ 56,048,360
The Blackstone Group LP	682,800	14,031,540
		190,195,078
Commercial Banks - 6.9%
CIT Group, Inc. (a)	124,600	5,296,746
Comerica, Inc.	681,100	24,689,875
Cullen/Frost Bankers, Inc.	335,700	20,279,637
M&T Bank Corp.	413,500	41,432,700
PNC Financial Services Group, Inc.	169,400	11,498,872
SunTrust Banks, Inc.	306,800	8,973,900
U.S. Bancorp	1,525,800	50,778,624
Wells Fargo & Co.	5,962,200	226,444,356
		389,394,710
Diversified Financial Services - 4.9%
Bank of America Corp.	1,180,687	14,534,257
JPMorgan Chase & Co.	4,558,700	223,421,887
KKR Financial Holdings LLC	3,604,100	38,527,829
		276,483,973
Insurance - 6.0%
ACE Ltd.	539,518	48,092,635
AFLAC, Inc.	721,100	39,256,684
Assured Guaranty Ltd.	487,400	10,055,062
Hanover Insurance Group, Inc.	289,900	14,619,657
MetLife, Inc.	3,672,400	143,186,876
Prudential Financial, Inc.	905,100	54,686,142
Validus Holdings Ltd.	756,100	29,193,021
		339,090,077
Real Estate Investment Trusts - 2.4%
American Capital Agency Corp.	557,900	18,583,649
Annaly Capital Management, Inc.	2,245,200	35,788,488
CommonWealth REIT	250,052	5,583,661
DCT Industrial Trust, Inc.	467,440	3,660,055
First Potomac Realty Trust	478,483	7,655,728
Home Properties, Inc.	270,700	17,449,322
Lexington Corporate Properties Trust	294,440	3,771,776
Rayonier, Inc.	370,300	22,003,226
Retail Properties America, Inc.	722,250	11,057,648
Ventas, Inc.	114,500	9,117,635
		134,671,188
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	511,600	$ 6,113,620
TOTAL FINANCIALS		1,335,948,646
HEALTH CARE - 11.9%
Biotechnology - 0.2%
PDL BioPharma, Inc. (d)	1,180,400	9,136,296
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	105,519	7,372,613
Covidien PLC	313,400	20,007,456
St. Jude Medical, Inc.	334,500	13,788,090
		41,168,159
Health Care Providers & Services - 2.8%
Aetna, Inc.	553,400	31,787,296
Quest Diagnostics, Inc.	339,716	19,136,202
UnitedHealth Group, Inc.	691,900	41,465,567
WellPoint, Inc.	894,800	65,248,816
		157,637,881
Health Care Technology - 0.1%
Quality Systems, Inc.	422,614	7,552,112
Pharmaceuticals - 8.1%
AbbVie, Inc.	885,300	40,768,065
Eli Lilly & Co.	715,943	39,648,923
Johnson & Johnson	1,704,600	145,283,058
Merck & Co., Inc.	2,860,500	134,443,500
Pfizer, Inc.	2,566,677	74,613,300
Warner Chilcott PLC	1,509,975	21,713,441
		456,470,287
TOTAL HEALTH CARE		671,964,735
INDUSTRIALS - 9.2%
Aerospace & Defense - 1.0%
Raytheon Co.	420,645	25,819,190
United Technologies Corp.	359,400	32,809,626
		58,628,816
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	599,000	$ 35,574,610
United Parcel Service, Inc. Class B	914,000	78,457,760
		114,032,370
Commercial Services & Supplies - 1.2%
Pitney Bowes, Inc. (d)	434,798	5,943,689
Republic Services, Inc.	1,875,407	63,913,871
		69,857,560
Electrical Equipment - 0.6%
Eaton Corp. PLC	151,500	9,303,615
Emerson Electric Co.	245,440	13,624,374
Hubbell, Inc. Class B	116,081	11,139,133
		34,067,122
Industrial Conglomerates - 2.7%
General Electric Co.	6,910,800	154,041,732
Machinery - 1.2%
Briggs & Stratton Corp.	310,610	6,985,619
Cummins, Inc.	110,268	11,731,413
Illinois Tool Works, Inc.	176,485	11,393,872
Stanley Black & Decker, Inc.	494,641	37,004,093
		67,114,997
Road & Rail - 0.5%
CSX Corp.	1,022,600	25,145,734
TOTAL INDUSTRIALS		522,888,331
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 2.3%
Cisco Systems, Inc.	6,167,900	129,032,468
Computers & Peripherals - 0.6%
Apple, Inc.	71,697	31,743,847
IT Services - 3.8%
Fidelity National Information Services, Inc.	108,406	4,558,472
IBM Corp.	267,929	54,266,340
Paychex, Inc.	4,070,110	148,192,705
The Western Union Co.	670,300	9,927,143
		216,944,660
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	4,238,330	$ 61,498,168
KLA-Tencor Corp.	282,900	15,347,325
		76,845,493
Software - 1.5%
CA Technologies, Inc.	789,000	21,279,330
Microsoft Corp.	1,972,100	65,276,510
		86,555,840
TOTAL INFORMATION TECHNOLOGY		541,122,308
MATERIALS - 0.5%
Chemicals - 0.3%
Eastman Chemical Co.	162,415	10,824,960
RPM International, Inc.	227,952	7,385,645
		18,210,605
Metals & Mining - 0.2%
Commercial Metals Co.	780,861	11,416,188
TOTAL MATERIALS		29,626,793
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	3,208,400	120,186,664
CenturyLink, Inc.	860,000	32,310,200
Verizon Communications, Inc.	855,500	46,120,005
		198,616,869
UTILITIES - 3.7%
Electric Utilities - 2.9%
Duke Energy Corp.	392,460	29,512,992
Edison International	178,238	9,589,204
FirstEnergy Corp.	570,600	26,589,960
Hawaiian Electric Industries, Inc.	304,000	8,603,200
Northeast Utilities	300,100	13,603,533
PPL Corp.	1,380,008	46,064,667
Southern Co.	583,500	28,142,205
		162,105,761
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.8%
PG&E Corp.	379,100	$ 18,363,604
Sempra Energy	353,402	29,279,356
		47,642,960
TOTAL UTILITIES		209,748,721
TOTAL COMMON STOCKS (Cost $4,881,473,069)		5,424,943,723
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.13% (b)	232,227,095	232,227,095
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	16,577,525	16,577,525
TOTAL MONEY MARKET FUNDS (Cost $248,804,620)		248,804,620
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $5,130,277,689)		5,673,748,343
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(8,877,917)
NET ASSETS - 100%		$ 5,664,870,426
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 60,789
Fidelity Securities Lending Cash Central Fund	71,492
Total	$ 132,281
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $5,131,496,666. Net unrealized appreciation aggregated $542,251,677, of which $559,524,093 related to appreciated investment securities and $17,272,416 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Large Cap
Value Fund

April 30, 2013

1.884775.101

LPV-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
CONSUMER DISCRETIONARY - 5.8%
Automobiles - 0.7%
Ford Motor Co.	2,865,682	$ 39,288,500
Diversified Consumer Services - 2.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	5,808,320	106,698,838
DeVry, Inc.	1,536,748	43,044,311
		149,743,149
Media - 2.1%
DISH Network Corp. Class A	731,042	28,649,536
Washington Post Co. Class B (d)	232,001	102,855,323
		131,504,859
Multiline Retail - 0.6%
J.C. Penney Co., Inc. (d)	2,240,983	36,796,941
TOTAL CONSUMER DISCRETIONARY		357,333,449
CONSUMER STAPLES - 7.9%
Beverages - 0.3%
PepsiCo, Inc.	259,264	21,381,502
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	1,226,382	71,350,905
Wal-Mart Stores, Inc.	1,110,900	86,339,148
		157,690,053
Food Products - 3.2%
Kraft Foods Group, Inc.	1,886,085	97,114,517
Mondelez International, Inc.	2,801,012	88,091,827
Pinnacle Foods, Inc.	657,011	15,682,853
		200,889,197
Household Products - 1.8%
Procter & Gamble Co.	1,446,424	111,041,970
TOTAL CONSUMER STAPLES		491,002,722
ENERGY - 17.1%
Energy Equipment & Services - 3.1%
Cameron International Corp. (a)	747,332	45,998,285
Halliburton Co.	3,414,626	146,043,554
		192,041,839
Oil, Gas & Consumable Fuels - 14.0%
Anadarko Petroleum Corp.	1,841,576	156,091,982
Apache Corp.	329,438	24,338,879
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.	1,922,152	$ 234,521,766
Exxon Mobil Corp.	3,082,688	274,328,405
Occidental Petroleum Corp.	1,814,189	161,934,510
Phillips 66	264,964	16,149,556
		867,365,098
TOTAL ENERGY		1,059,406,937
FINANCIALS - 24.4%
Capital Markets - 4.1%
Bank of New York Mellon Corp.	1,934,600	54,594,412
E*TRADE Financial Corp. (a)	7,994,086	82,259,145
Goldman Sachs Group, Inc.	233,131	34,053,445
Raymond James Financial, Inc.	422,400	17,495,808
State Street Corp.	1,134,799	66,351,698
		254,754,508
Commercial Banks - 6.4%
Comerica, Inc.	357,600	12,963,000
Fifth Third Bancorp	4,927,242	83,910,931
KeyCorp	12,771,224	127,329,103
PNC Financial Services Group, Inc.	172,497	11,709,096
U.S. Bancorp	1,181,721	39,327,675
Wells Fargo & Co.	2,232,449	84,788,413
Zions Bancorporation	1,438,552	35,417,150
		395,445,368
Consumer Finance - 1.6%
Capital One Financial Corp.	1,718,191	99,277,076
Diversified Financial Services - 7.2%
Bank of America Corp.	7,087,432	87,246,288
Citigroup, Inc.	4,602,861	214,769,494
JPMorgan Chase & Co.	2,972,550	145,684,676
		447,700,458
Insurance - 4.8%
Allstate Corp.	953,560	46,972,366
American International Group, Inc. (a)	904,161	37,450,349
Assurant, Inc.	475,370	22,599,090
MetLife, Inc.	426,121	16,614,458
RenaissanceRe Holdings Ltd.	641,130	60,195,696
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	651,761	$ 57,400,591
XL Group PLC Class A	1,807,172	56,275,336
		297,507,886
Real Estate Investment Trusts - 0.3%
Weyerhaeuser Co.	554,990	16,932,745
TOTAL FINANCIALS		1,511,618,041
HEALTH CARE - 12.0%
Health Care Providers & Services - 0.6%
HCA Holdings, Inc.	969,543	38,675,070
Pharmaceuticals - 11.4%
Eli Lilly & Co.	132,357	7,329,931
Johnson & Johnson	396,889	33,826,849
Merck & Co., Inc.	5,270,278	247,703,066
Pfizer, Inc.	10,643,922	309,418,811
Zoetis, Inc. Class A	3,204,971	105,828,142
		704,106,799
TOTAL HEALTH CARE		742,781,869
INDUSTRIALS - 7.5%
Aerospace & Defense - 2.2%
Textron, Inc.	5,158,299	132,826,199
Construction & Engineering - 0.7%
Jacobs Engineering Group, Inc. (a)	879,807	44,412,657
Industrial Conglomerates - 4.6%
General Electric Co.	12,759,071	284,399,693
TOTAL INDUSTRIALS		461,638,549
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 0.9%
Cisco Systems, Inc.	2,718,315	56,867,150
Computers & Peripherals - 0.9%
Hewlett-Packard Co.	2,587,429	53,301,037
Internet Software & Services - 2.5%
Yahoo!, Inc. (a)	6,081,200	150,388,076
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 1.6%
Xerox Corp.	11,590,182	$ 99,443,762
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	780,600	18,695,370
Micron Technology, Inc. (a)	6,013,468	56,646,869
		75,342,239
Software - 4.7%
Activision Blizzard, Inc.	5,503,042	82,270,478
Comverse, Inc.	898,573	23,839,142
Microsoft Corp.	707,750	23,426,525
Symantec Corp. (a)	4,538,300	110,280,690
Verint Systems, Inc. (a)	1,579,198	52,176,702
		291,993,537
TOTAL INFORMATION TECHNOLOGY		727,335,801
MATERIALS - 4.9%
Chemicals - 1.1%
The Dow Chemical Co.	1,995,803	67,677,680
Containers & Packaging - 0.6%
Crown Holdings, Inc. (a)	861,047	36,749,486
Metals & Mining - 2.3%
Freeport-McMoRan Copper & Gold, Inc.	844,671	25,703,339
Newmont Mining Corp.	3,595,994	116,510,206
		142,213,545
Paper & Forest Products - 0.9%
International Paper Co.	1,265,102	59,434,492
TOTAL MATERIALS		306,075,203
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.4%
tw telecom, inc. (a)	807,661	21,871,460
Wireless Telecommunication Services - 1.5%
Sprint Nextel Corp. (a)	13,537,623	95,440,242
TOTAL TELECOMMUNICATION SERVICES		117,311,702
UTILITIES - 0.4%
Multi-Utilities - 0.4%
Sempra Energy	264,200	21,888,970
TOTAL COMMON STOCKS (Cost $4,849,200,375)		5,796,393,243
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.07% 5/30/13 (e) (Cost $5,669,697)	$ 5,670,000	$ 5,669,898
Money Market Funds - 7.3%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	406,218,191	406,218,191
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	46,588,245	46,588,245
TOTAL MONEY MARKET FUNDS (Cost $452,806,436)		452,806,436
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $5,307,676,508)		6,254,869,577
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(70,415,878)
NET ASSETS - 100%		$ 6,184,453,699
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,152 ICE Russell 1000 Value Index Contracts	June 2013	$ 93,070,080	$ 1,207,066
The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,554,954.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 152,568
Fidelity Securities Lending Cash Central Fund	456,897
Total	$ 609,465
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 357,333,449	$ 357,333,449	$ -	$ -
Consumer Staples	491,002,722	491,002,722	-	-
Energy	1,059,406,937	1,059,406,937	-	-
Financials	1,511,618,041	1,511,618,041	-	-
Health Care	742,781,869	742,781,869	-	-
Industrials	461,638,549	461,638,549	-	-
Information Technology	727,335,801	727,335,801	-	-
Materials	306,075,203	306,075,203	-	-
Telecommunication Services	117,311,702	117,311,702	-	-
Utilities	21,888,970	21,888,970	-	-
U.S. Government and Government Agency Obligations	5,669,898	-	5,669,898	-
Money Market Funds	452,806,436	452,806,436	-	-
Total Investments in Securities:	$ 6,254,869,577	$ 6,249,199,679	$ 5,669,898	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,207,066	$ 1,207,066	$ -	$ -
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $5,345,543,560. Net unrealized appreciation aggregated $909,326,017, of which $1,035,316,837 related to appreciated investment securities and $125,990,820 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Stock Selector
Large Cap Value Fund

April 30, 2013

1.950976.100

LDT-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 1.3%
Delphi Automotive PLC	1,073,458	$ 49,604,494
TRW Automotive Holdings Corp. (a)	436,723	26,233,951
		75,838,445
Household Durables - 1.3%
Jarden Corp. (a)	592,177	26,653,887
Whirlpool Corp.	391,668	44,759,819
		71,413,706
Internet & Catalog Retail - 0.6%
Liberty Media Corp. Interactive Series A (a)	1,722,714	36,676,581
Media - 2.7%
Comcast Corp. Class A	1,959,767	80,938,377
News Corp. Class A	2,349,740	72,771,448
		153,709,825
Multiline Retail - 1.9%
Macy's, Inc.	903,024	40,274,870
Target Corp.	941,927	66,462,369
		106,737,239
Specialty Retail - 0.7%
Staples, Inc.	2,808,888	37,189,677
TOTAL CONSUMER DISCRETIONARY		481,565,473
CONSUMER STAPLES - 7.6%
Beverages - 1.4%
Coca-Cola Enterprises, Inc.	713,000	26,117,190
Dr. Pepper Snapple Group, Inc.	397,800	19,424,574
Molson Coors Brewing Co. Class B	631,147	32,567,185
		78,108,949
Food & Staples Retailing - 1.5%
Wal-Mart Stores, Inc.	370,868	28,823,861
Walgreen Co.	1,200,317	59,427,695
		88,251,556
Food Products - 2.6%
Archer Daniels Midland Co.	1,092,792	37,089,360
Mondelez International, Inc.	2,458,400	77,316,680
The J.M. Smucker Co.	319,885	33,021,729
		147,427,769
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 1.7%
Procter & Gamble Co.	1,279,513	$ 98,228,213
Tobacco - 0.4%
Lorillard, Inc.	481,505	20,651,749
TOTAL CONSUMER STAPLES		432,668,236
ENERGY - 15.1%
Energy Equipment & Services - 1.8%
Cameron International Corp. (a)	789,700	48,606,035
National Oilwell Varco, Inc.	808,624	52,738,457
		101,344,492
Oil, Gas & Consumable Fuels - 13.3%
Anadarko Petroleum Corp.	1,041,700	88,294,492
Energen Corp.	894,000	42,393,480
Exxon Mobil Corp.	4,050,100	360,418,401
Occidental Petroleum Corp.	1,845,818	164,757,715
Phillips 66	1,137,000	69,300,150
The Williams Companies, Inc.	815,541	31,096,578
		756,260,816
TOTAL ENERGY		857,605,308
FINANCIALS - 26.4%
Capital Markets - 3.1%
BlackRock, Inc. Class A	348,600	92,901,900
State Street Corp.	1,479,600	86,512,212
		179,414,112
Commercial Banks - 8.1%
CIT Group, Inc. (a)	1,404,100	59,688,291
PNC Financial Services Group, Inc.	1,216,600	82,582,808
Popular, Inc. (a)	1,141,017	32,507,574
U.S. Bancorp	2,985,300	99,350,784
Wells Fargo & Co.	4,902,800	186,208,344
		460,337,801
Consumer Finance - 1.5%
Capital One Financial Corp.	1,439,900	83,197,422
Diversified Financial Services - 0.9%
The NASDAQ Stock Market, Inc.	1,687,365	49,743,520
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 10.1%
ACE Ltd.	838,400	$ 74,734,976
AFLAC, Inc.	1,008,200	54,886,408
Axis Capital Holdings Ltd.	1,519,600	67,819,748
Berkshire Hathaway, Inc. Class B (a)	1,861,200	197,882,784
MetLife, Inc.	1,642,300	64,033,277
Reinsurance Group of America, Inc.	781,500	48,882,825
The Travelers Companies, Inc.	791,700	67,619,097
		575,859,115
Real Estate Investment Trusts - 1.9%
Boston Properties, Inc.	512,500	56,082,875
Simon Property Group, Inc.	286,744	51,060,504
		107,143,379
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	1,828,790	44,293,294
TOTAL FINANCIALS		1,499,988,643
HEALTH CARE - 11.3%
Health Care Equipment & Supplies - 0.8%
St. Jude Medical, Inc.	1,055,700	43,515,954
Health Care Providers & Services - 4.9%
HCA Holdings, Inc.	1,350,600	53,875,434
Quest Diagnostics, Inc.	985,500	55,513,215
UnitedHealth Group, Inc.	1,846,400	110,654,752
WellPoint, Inc.	802,800	58,540,176
		278,583,577
Pharmaceuticals - 5.6%
Endo Health Solutions, Inc. (a)	908,496	33,287,293
Johnson & Johnson	925,959	78,919,486
Merck & Co., Inc.	3,766,900	177,044,300
Pfizer, Inc.	1,121,536	32,603,052
		321,854,131
TOTAL HEALTH CARE		643,953,662
INDUSTRIALS - 8.3%
Aerospace & Defense - 0.8%
General Dynamics Corp.	648,440	47,958,622
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.9%
FedEx Corp.	510,777	$ 48,018,146
Commercial Services & Supplies - 0.6%
Waste Management, Inc.	778,505	31,903,135
Construction & Engineering - 1.7%
AECOM Technology Corp. (a)	1,583,004	46,017,926
URS Corp.	1,148,373	50,436,542
		96,454,468
Industrial Conglomerates - 3.1%
Danaher Corp.	294,699	17,958,957
General Electric Co.	7,149,348	159,358,967
		177,317,924
Machinery - 0.3%
Terex Corp. (a)	647,899	18,529,911
Professional Services - 0.3%
Towers Watson & Co.	222,512	16,225,575
Road & Rail - 0.6%
CSX Corp.	1,436,717	35,328,871
TOTAL INDUSTRIALS		471,736,652
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 1.4%
Cisco Systems, Inc.	3,790,507	79,297,406
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	2,287,100	47,114,260
Electronic Equipment & Components - 1.3%
Corning, Inc.	1,598,200	23,173,900
Jabil Circuit, Inc.	1,649,241	29,356,490
Tech Data Corp. (a)	423,277	19,779,734
		72,310,124
IT Services - 0.6%
Amdocs Ltd.	360,200	12,859,140
Global Payments, Inc.	460,135	21,350,264
		34,209,404
Semiconductors & Semiconductor Equipment - 1.7%
Avago Technologies Ltd.	751,557	24,019,762
Broadcom Corp. Class A	839,890	30,236,040
Freescale Semiconductor Holdings I Ltd. (a)	872,089	13,499,938
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intersil Corp. Class A	1,808,823	$ 14,036,466
ON Semiconductor Corp. (a)	1,516,800	11,922,048
		93,714,254
Software - 0.3%
Symantec Corp. (a)	747,966	18,175,574
TOTAL INFORMATION TECHNOLOGY		344,821,022
MATERIALS - 3.5%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	514,800	44,767,008
Ashland, Inc.	329,900	28,110,779
Eastman Chemical Co.	468,700	31,238,855
LyondellBasell Industries NV Class A	756,700	45,931,690
		150,048,332
Containers & Packaging - 0.9%
Rock-Tenn Co. Class A	510,300	51,101,442
TOTAL MATERIALS		201,149,774
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	2,617,795	98,062,601
CenturyLink, Inc.	1,489,358	55,955,180
Frontier Communications Corp. (d)	2,148,287	8,936,874
		162,954,655
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc. (a)(d)	3,959,440	34,447,128
TOTAL TELECOMMUNICATION SERVICES		197,401,783
UTILITIES - 6.8%
Electric Utilities - 3.4%
Edison International	746,200	40,145,560
ITC Holdings Corp.	378,700	34,923,714
NextEra Energy, Inc.	402,800	33,041,684
Northeast Utilities	1,218,161	55,219,238
NV Energy, Inc.	1,255,500	27,156,465
		190,486,661
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.8%
Atmos Energy Corp.	467,331	$ 20,735,476
Questar Corp.	1,082,761	27,491,302
		48,226,778
Multi-Utilities - 2.6%
CMS Energy Corp.	1,200,200	35,933,988
NiSource, Inc.	1,024,800	31,492,104
PG&E Corp.	563,100	27,276,564
Sempra Energy	630,900	52,270,065
		146,972,721
TOTAL UTILITIES		385,686,160
TOTAL COMMON STOCKS (Cost $4,914,642,809)		5,516,576,713
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.06% 7/5/13 to 7/18/13 (e) (Cost $1,539,837)	$ 1,540,000	1,539,908
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	156,380,699	156,380,699
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	6,710,584	6,710,584
TOTAL MONEY MARKET FUNDS (Cost $163,091,283)		163,091,283
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,079,273,929)		5,681,207,904
NET OTHER ASSETS (LIABILITIES) - 0.0%		354,397
NET ASSETS - 100%		$ 5,681,562,301
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
692 ICE Russell 1000 Value Index Contracts	June 2013	$ 55,906,680	$ 263,432

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,539,908.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,007
Fidelity Securities Lending Cash Central Fund	51,776
Total	$ 86,783
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 481,565,473	$ 481,565,473	$ -	$ -
Consumer Staples	432,668,236	432,668,236	-	-
Energy	857,605,308	857,605,308	-	-
Financials	1,499,988,643	1,499,988,643	-	-
Health Care	643,953,662	643,953,662	-	-
Industrials	471,736,652	471,736,652	-	-
Information Technology	344,821,022	344,821,022	-	-
Materials	201,149,774	201,149,774	-	-
Telecommunication Services	197,401,783	197,401,783	-	-
Utilities	385,686,160	385,686,160	-	-
U.S. Government and Government Agency Obligations	1,539,908	-	1,539,908	-
Money Market Funds	163,091,283	163,091,283	-	-
Total Investments in Securities:	$ 5,681,207,904	$ 5,679,667,996	$ 1,539,908	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 263,432	$ 263,432	$ -	$ -
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $5,079,885,098. Net unrealized appreciation aggregated $601,322,806, of which $615,826,813 related to appreciated investment securities and $14,504,007 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector Large Cap Value Fund

April 30, 2013

1.800356.109

LCV-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.9%
Delphi Automotive PLC	103,200	$ 4,768,872
Household Durables - 1.2%
Jarden Corp. (a)	52,392	2,358,164
Whirlpool Corp.	34,500	3,942,660
		6,300,824
Internet & Catalog Retail - 0.5%
Liberty Media Corp. Interactive Series A (a)	132,300	2,816,667
Media - 2.7%
Comcast Corp. Class A	154,575	6,383,948
News Corp. Class A	188,400	5,834,748
Omnicom Group, Inc.	35,300	2,109,881
		14,328,577
Multiline Retail - 1.8%
Macy's, Inc.	77,450	3,454,270
Target Corp.	81,434	5,745,983
		9,200,253
Specialty Retail - 0.6%
Staples, Inc.	231,900	3,070,356
TOTAL CONSUMER DISCRETIONARY		40,485,549
CONSUMER STAPLES - 7.9%
Beverages - 1.4%
Coca-Cola Enterprises, Inc.	52,000	1,904,760
Dr. Pepper Snapple Group, Inc.	49,250	2,404,878
Molson Coors Brewing Co. Class B	53,900	2,781,240
		7,090,878
Food & Staples Retailing - 1.4%
Wal-Mart Stores, Inc.	28,500	2,215,020
Walgreen Co.	107,440	5,319,354
		7,534,374
Food Products - 2.6%
Archer Daniels Midland Co.	92,500	3,139,450
Mondelez International, Inc.	228,990	7,201,736
The J.M. Smucker Co.	30,120	3,109,288
		13,450,474
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.1%
Procter & Gamble Co.	107,380	$ 8,243,563
Reckitt Benckiser Group PLC	35,400	2,582,264
		10,825,827
Tobacco - 0.4%
Lorillard, Inc.	55,000	2,358,950
TOTAL CONSUMER STAPLES		41,260,503
ENERGY - 15.4%
Energy Equipment & Services - 1.6%
Cameron International Corp. (a)	60,200	3,705,310
National Oilwell Varco, Inc.	70,400	4,591,488
		8,296,798
Oil, Gas & Consumable Fuels - 13.8%
Anadarko Petroleum Corp.	111,220	9,427,007
Canadian Natural Resources Ltd.	255,900	7,505,926
Exxon Mobil Corp.	154,600	13,757,854
Marathon Petroleum Corp.	63,800	4,999,368
Murphy Oil Corp.	54,500	3,383,905
Noble Energy, Inc.	39,680	4,495,347
Occidental Petroleum Corp.	143,578	12,815,772
Phillips 66	33,100	2,017,445
Suncor Energy, Inc.	301,700	9,406,320
The Williams Companies, Inc.	120,398	4,590,776
		72,399,720
TOTAL ENERGY		80,696,518
FINANCIALS - 26.3%
Capital Markets - 3.6%
Bank of New York Mellon Corp.	198,000	5,587,560
Invesco Ltd.	165,800	5,262,492
Morgan Stanley	153,700	3,404,455
State Street Corp.	62,000	3,625,140
SWS Group, Inc. (a)	196,000	1,115,240
		18,994,887
Commercial Banks - 8.2%
CIT Group, Inc. (a)	95,900	4,076,709
First Citizen Bancshares, Inc.	18,200	3,392,844
First Citizen Bancshares, Inc. (e)	10,000	1,677,780
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Itau Unibanco Holding SA sponsored ADR	197,800	$ 3,328,974
PNC Financial Services Group, Inc.	92,100	6,251,748
Popular, Inc. (a)	123,280	3,512,247
U.S. Bancorp	159,100	5,294,848
Wells Fargo & Co.	416,300	15,811,074
		43,346,224
Consumer Finance - 1.2%
Cash America International, Inc.	44,300	1,932,809
EZCORP, Inc. (non-vtg.) Class A (a)	100,393	1,696,642
SLM Corp.	119,500	2,467,675
		6,097,126
Insurance - 8.5%
ACE Ltd.	64,500	5,749,530
AFLAC, Inc.	63,450	3,454,218
Berkshire Hathaway, Inc. Class B (a)	145,457	15,464,988
Donegal Group, Inc. Class A	90,500	1,324,920
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,650	3,068,884
MetLife, Inc.	107,700	4,199,223
National Western Life Insurance Co. Class A	12,400	2,264,488
Old Republic International Corp.	216,200	2,918,700
ProAssurance Corp.	5,000	244,950
StanCorp Financial Group, Inc.	55,000	2,374,900
Torchmark Corp.	58,350	3,621,785
		44,686,586
Real Estate Investment Trusts - 2.3%
American Tower Corp.	34,200	2,872,458
Boston Properties, Inc.	27,400	2,998,382
CyrusOne, Inc.	69,000	1,655,310
Eurobank Properties Real Estate Investment Co.	312,000	2,580,379
iStar Financial, Inc. (a)	15,000	175,200
Newcastle Investment Corp.	110,000	1,246,300
NorthStar Realty Finance Corp.	15,000	149,550
RAIT Financial Trust	40,000	341,600
		12,019,179
Real Estate Management & Development - 2.5%
Consolidated-Tomoka Land Co.	33,400	1,242,814
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Kennedy-Wilson Holdings, Inc.	705,800	$ 11,737,454
		12,980,268
TOTAL FINANCIALS		138,124,270
HEALTH CARE - 11.4%
Biotechnology - 0.6%
Elan Corp. PLC sponsored ADR (a)	265,200	3,102,840
Health Care Equipment & Supplies - 0.6%
St. Jude Medical, Inc.	82,400	3,396,528
Health Care Providers & Services - 4.4%
HCA Holdings, Inc.	92,300	3,681,847
Quest Diagnostics, Inc.	65,900	3,712,147
UnitedHealth Group, Inc.	170,000	10,188,100
WellPoint, Inc.	73,501	5,359,693
		22,941,787
Pharmaceuticals - 5.8%
Endo Health Solutions, Inc. (a)	46,000	1,685,440
Jazz Pharmaceuticals PLC (a)	48,700	2,841,645
Johnson & Johnson	98,000	8,352,540
Merck & Co., Inc.	346,900	16,304,298
Pfizer, Inc.	49,200	1,430,244
		30,614,167
TOTAL HEALTH CARE		60,055,322
INDUSTRIALS - 9.5%
Aerospace & Defense - 1.1%
General Dynamics Corp.	58,400	4,319,264
United Technologies Corp.	13,900	1,268,931
		5,588,195
Air Freight & Logistics - 0.9%
FedEx Corp.	50,600	4,756,906
Commercial Services & Supplies - 0.6%
Waste Management, Inc.	78,801	3,229,265
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.8%
AECOM Technology Corp. (a)	163,700	$ 4,758,759
URS Corp.	106,200	4,664,304
		9,423,063
Industrial Conglomerates - 3.4%
Danaher Corp.	30,800	1,876,952
General Electric Co.	723,900	16,135,731
		18,012,683
Machinery - 0.8%
Stanley Black & Decker, Inc.	30,917	2,312,901
Terex Corp. (a)	66,100	1,890,460
		4,203,361
Professional Services - 0.3%
Towers Watson & Co.	18,200	1,327,144
Road & Rail - 0.6%
CSX Corp.	138,600	3,408,174
TOTAL INDUSTRIALS		49,948,791
INFORMATION TECHNOLOGY - 5.7%
Communications Equipment - 1.4%
Brocade Communications Systems, Inc. (a)	135,800	790,356
Cisco Systems, Inc.	314,900	6,587,708
		7,378,064
Computers & Peripherals - 0.9%
Hewlett-Packard Co.	234,627	4,833,316
Electronic Equipment & Components - 1.1%
Corning, Inc.	193,398	2,804,271
Jabil Circuit, Inc.	174,548	3,106,954
		5,911,225
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Corp. Class A	80,500	2,898,000
Freescale Semiconductor Holdings I Ltd. (a)	80,259	1,242,409
Intersil Corp. Class A	232,938	1,807,599
Marvell Technology Group Ltd.	192,164	2,067,685
ON Semiconductor Corp. (a)	196,900	1,547,634
		9,563,327
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.5%
Symantec Corp. (a)	97,000	$ 2,357,100
TOTAL INFORMATION TECHNOLOGY		30,043,032
MATERIALS - 4.3%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	48,450	4,213,212
Ashland, Inc.	41,000	3,493,610
Eastman Chemical Co.	64,000	4,265,600
LyondellBasell Industries NV Class A	75,220	4,565,854
		16,538,276
Containers & Packaging - 1.0%
Rock-Tenn Co. Class A	50,370	5,044,052
Metals & Mining - 0.2%
Goldcorp, Inc.	39,100	1,157,340
TOTAL MATERIALS		22,739,668
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	217,300	8,140,058
CenturyLink, Inc.	95,214	3,577,190
Frontier Communications Corp. (d)	236,700	984,672
		12,701,920
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc. (a)(d)	380,500	3,310,350
TOTAL TELECOMMUNICATION SERVICES		16,012,270
UTILITIES - 6.9%
Electric Utilities - 3.8%
Edison International	93,900	5,051,820
ITC Holdings Corp.	38,900	3,587,358
NextEra Energy, Inc.	33,510	2,748,825
Northeast Utilities	128,000	5,802,240
NV Energy, Inc.	126,000	2,725,380
		19,915,623
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 1.0%
Atmos Energy Corp.	55,300	$ 2,453,661
Questar Corp.	97,700	2,480,603
		4,934,264
Multi-Utilities - 2.1%
NiSource, Inc.	134,000	4,117,820
PG&E Corp.	32,300	1,564,612
Sempra Energy	66,350	5,497,098
		11,179,530
TOTAL UTILITIES		36,029,417
TOTAL COMMON STOCKS (Cost $469,205,764)		515,395,340
Nonconvertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Eagle Hospitality Properties Trust, Inc. 8.25% (a) (Cost $141,235)	47,000	235
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.13% (b)	11,452,835	11,452,835
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	955,550	955,550
TOTAL MONEY MARKET FUNDS (Cost $12,408,385)		12,408,385
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $481,755,384)		527,803,960
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(2,555,779)
NET ASSETS - 100%		$ 525,248,181
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,677,780 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Citizen Bancshares, Inc.	12/21/12	$ 1,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,130
Fidelity Securities Lending Cash Central Fund	15,346
Total	$ 19,476
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 40,485,549	$ 40,485,549	$ -	$ -
Consumer Staples	41,260,503	41,260,503	-	-
Energy	80,696,518	80,696,518	-	-
Financials	138,124,505	136,446,725	1,677,780	-
Health Care	60,055,322	60,055,322	-	-
Industrials	49,948,791	49,948,791	-	-
Information Technology	30,043,032	30,043,032	-	-
Materials	22,739,668	22,739,668	-	-
Telecommunication Services	16,012,270	16,012,270	-	-
Utilities	36,029,417	36,029,417	-	-
Money Market Funds	12,408,385	12,408,385	-	-
Total Investments in Securities:	$ 527,803,960	$ 526,126,180	$ 1,677,780	$ -
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $486,199,292. Net unrealized appreciation aggregated $41,604,668, of which $75,854,337 related to appreciated investment securities and $34,249,669 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Stock Selector Large Cap Value Fund

Class A
Class T
Class B
Class C
Institutional Class

April 30, 2013

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Stock Selector Large Cap Value Fund

1.847928.106

ALCV-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.9%
Delphi Automotive PLC	103,200	$ 4,768,872
Household Durables - 1.2%
Jarden Corp. (a)	52,392	2,358,164
Whirlpool Corp.	34,500	3,942,660
		6,300,824
Internet & Catalog Retail - 0.5%
Liberty Media Corp. Interactive Series A (a)	132,300	2,816,667
Media - 2.7%
Comcast Corp. Class A	154,575	6,383,948
News Corp. Class A	188,400	5,834,748
Omnicom Group, Inc.	35,300	2,109,881
		14,328,577
Multiline Retail - 1.8%
Macy's, Inc.	77,450	3,454,270
Target Corp.	81,434	5,745,983
		9,200,253
Specialty Retail - 0.6%
Staples, Inc.	231,900	3,070,356
TOTAL CONSUMER DISCRETIONARY		40,485,549
CONSUMER STAPLES - 7.9%
Beverages - 1.4%
Coca-Cola Enterprises, Inc.	52,000	1,904,760
Dr. Pepper Snapple Group, Inc.	49,250	2,404,878
Molson Coors Brewing Co. Class B	53,900	2,781,240
		7,090,878
Food & Staples Retailing - 1.4%
Wal-Mart Stores, Inc.	28,500	2,215,020
Walgreen Co.	107,440	5,319,354
		7,534,374
Food Products - 2.6%
Archer Daniels Midland Co.	92,500	3,139,450
Mondelez International, Inc.	228,990	7,201,736
The J.M. Smucker Co.	30,120	3,109,288
		13,450,474
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.1%
Procter & Gamble Co.	107,380	$ 8,243,563
Reckitt Benckiser Group PLC	35,400	2,582,264
		10,825,827
Tobacco - 0.4%
Lorillard, Inc.	55,000	2,358,950
TOTAL CONSUMER STAPLES		41,260,503
ENERGY - 15.4%
Energy Equipment & Services - 1.6%
Cameron International Corp. (a)	60,200	3,705,310
National Oilwell Varco, Inc.	70,400	4,591,488
		8,296,798
Oil, Gas & Consumable Fuels - 13.8%
Anadarko Petroleum Corp.	111,220	9,427,007
Canadian Natural Resources Ltd.	255,900	7,505,926
Exxon Mobil Corp.	154,600	13,757,854
Marathon Petroleum Corp.	63,800	4,999,368
Murphy Oil Corp.	54,500	3,383,905
Noble Energy, Inc.	39,680	4,495,347
Occidental Petroleum Corp.	143,578	12,815,772
Phillips 66	33,100	2,017,445
Suncor Energy, Inc.	301,700	9,406,320
The Williams Companies, Inc.	120,398	4,590,776
		72,399,720
TOTAL ENERGY		80,696,518
FINANCIALS - 26.3%
Capital Markets - 3.6%
Bank of New York Mellon Corp.	198,000	5,587,560
Invesco Ltd.	165,800	5,262,492
Morgan Stanley	153,700	3,404,455
State Street Corp.	62,000	3,625,140
SWS Group, Inc. (a)	196,000	1,115,240
		18,994,887
Commercial Banks - 8.2%
CIT Group, Inc. (a)	95,900	4,076,709
First Citizen Bancshares, Inc.	18,200	3,392,844
First Citizen Bancshares, Inc. (e)	10,000	1,677,780
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Itau Unibanco Holding SA sponsored ADR	197,800	$ 3,328,974
PNC Financial Services Group, Inc.	92,100	6,251,748
Popular, Inc. (a)	123,280	3,512,247
U.S. Bancorp	159,100	5,294,848
Wells Fargo & Co.	416,300	15,811,074
		43,346,224
Consumer Finance - 1.2%
Cash America International, Inc.	44,300	1,932,809
EZCORP, Inc. (non-vtg.) Class A (a)	100,393	1,696,642
SLM Corp.	119,500	2,467,675
		6,097,126
Insurance - 8.5%
ACE Ltd.	64,500	5,749,530
AFLAC, Inc.	63,450	3,454,218
Berkshire Hathaway, Inc. Class B (a)	145,457	15,464,988
Donegal Group, Inc. Class A	90,500	1,324,920
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,650	3,068,884
MetLife, Inc.	107,700	4,199,223
National Western Life Insurance Co. Class A	12,400	2,264,488
Old Republic International Corp.	216,200	2,918,700
ProAssurance Corp.	5,000	244,950
StanCorp Financial Group, Inc.	55,000	2,374,900
Torchmark Corp.	58,350	3,621,785
		44,686,586
Real Estate Investment Trusts - 2.3%
American Tower Corp.	34,200	2,872,458
Boston Properties, Inc.	27,400	2,998,382
CyrusOne, Inc.	69,000	1,655,310
Eurobank Properties Real Estate Investment Co.	312,000	2,580,379
iStar Financial, Inc. (a)	15,000	175,200
Newcastle Investment Corp.	110,000	1,246,300
NorthStar Realty Finance Corp.	15,000	149,550
RAIT Financial Trust	40,000	341,600
		12,019,179
Real Estate Management & Development - 2.5%
Consolidated-Tomoka Land Co.	33,400	1,242,814
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Kennedy-Wilson Holdings, Inc.	705,800	$ 11,737,454
		12,980,268
TOTAL FINANCIALS		138,124,270
HEALTH CARE - 11.4%
Biotechnology - 0.6%
Elan Corp. PLC sponsored ADR (a)	265,200	3,102,840
Health Care Equipment & Supplies - 0.6%
St. Jude Medical, Inc.	82,400	3,396,528
Health Care Providers & Services - 4.4%
HCA Holdings, Inc.	92,300	3,681,847
Quest Diagnostics, Inc.	65,900	3,712,147
UnitedHealth Group, Inc.	170,000	10,188,100
WellPoint, Inc.	73,501	5,359,693
		22,941,787
Pharmaceuticals - 5.8%
Endo Health Solutions, Inc. (a)	46,000	1,685,440
Jazz Pharmaceuticals PLC (a)	48,700	2,841,645
Johnson & Johnson	98,000	8,352,540
Merck & Co., Inc.	346,900	16,304,298
Pfizer, Inc.	49,200	1,430,244
		30,614,167
TOTAL HEALTH CARE		60,055,322
INDUSTRIALS - 9.5%
Aerospace & Defense - 1.1%
General Dynamics Corp.	58,400	4,319,264
United Technologies Corp.	13,900	1,268,931
		5,588,195
Air Freight & Logistics - 0.9%
FedEx Corp.	50,600	4,756,906
Commercial Services & Supplies - 0.6%
Waste Management, Inc.	78,801	3,229,265
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.8%
AECOM Technology Corp. (a)	163,700	$ 4,758,759
URS Corp.	106,200	4,664,304
		9,423,063
Industrial Conglomerates - 3.4%
Danaher Corp.	30,800	1,876,952
General Electric Co.	723,900	16,135,731
		18,012,683
Machinery - 0.8%
Stanley Black & Decker, Inc.	30,917	2,312,901
Terex Corp. (a)	66,100	1,890,460
		4,203,361
Professional Services - 0.3%
Towers Watson & Co.	18,200	1,327,144
Road & Rail - 0.6%
CSX Corp.	138,600	3,408,174
TOTAL INDUSTRIALS		49,948,791
INFORMATION TECHNOLOGY - 5.7%
Communications Equipment - 1.4%
Brocade Communications Systems, Inc. (a)	135,800	790,356
Cisco Systems, Inc.	314,900	6,587,708
		7,378,064
Computers & Peripherals - 0.9%
Hewlett-Packard Co.	234,627	4,833,316
Electronic Equipment & Components - 1.1%
Corning, Inc.	193,398	2,804,271
Jabil Circuit, Inc.	174,548	3,106,954
		5,911,225
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Corp. Class A	80,500	2,898,000
Freescale Semiconductor Holdings I Ltd. (a)	80,259	1,242,409
Intersil Corp. Class A	232,938	1,807,599
Marvell Technology Group Ltd.	192,164	2,067,685
ON Semiconductor Corp. (a)	196,900	1,547,634
		9,563,327
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.5%
Symantec Corp. (a)	97,000	$ 2,357,100
TOTAL INFORMATION TECHNOLOGY		30,043,032
MATERIALS - 4.3%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	48,450	4,213,212
Ashland, Inc.	41,000	3,493,610
Eastman Chemical Co.	64,000	4,265,600
LyondellBasell Industries NV Class A	75,220	4,565,854
		16,538,276
Containers & Packaging - 1.0%
Rock-Tenn Co. Class A	50,370	5,044,052
Metals & Mining - 0.2%
Goldcorp, Inc.	39,100	1,157,340
TOTAL MATERIALS		22,739,668
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	217,300	8,140,058
CenturyLink, Inc.	95,214	3,577,190
Frontier Communications Corp. (d)	236,700	984,672
		12,701,920
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc. (a)(d)	380,500	3,310,350
TOTAL TELECOMMUNICATION SERVICES		16,012,270
UTILITIES - 6.9%
Electric Utilities - 3.8%
Edison International	93,900	5,051,820
ITC Holdings Corp.	38,900	3,587,358
NextEra Energy, Inc.	33,510	2,748,825
Northeast Utilities	128,000	5,802,240
NV Energy, Inc.	126,000	2,725,380
		19,915,623
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 1.0%
Atmos Energy Corp.	55,300	$ 2,453,661
Questar Corp.	97,700	2,480,603
		4,934,264
Multi-Utilities - 2.1%
NiSource, Inc.	134,000	4,117,820
PG&E Corp.	32,300	1,564,612
Sempra Energy	66,350	5,497,098
		11,179,530
TOTAL UTILITIES		36,029,417
TOTAL COMMON STOCKS (Cost $469,205,764)		515,395,340
Nonconvertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Eagle Hospitality Properties Trust, Inc. 8.25% (a) (Cost $141,235)	47,000	235
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.13% (b)	11,452,835	11,452,835
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	955,550	955,550
TOTAL MONEY MARKET FUNDS (Cost $12,408,385)		12,408,385
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $481,755,384)		527,803,960
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(2,555,779)
NET ASSETS - 100%		$ 525,248,181
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,677,780 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Citizen Bancshares, Inc.	12/21/12	$ 1,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,130
Fidelity Securities Lending Cash Central Fund	15,346
Total	$ 19,476
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 40,485,549	$ 40,485,549	$ -	$ -
Consumer Staples	41,260,503	41,260,503	-	-
Energy	80,696,518	80,696,518	-	-
Financials	138,124,505	136,446,725	1,677,780	-
Health Care	60,055,322	60,055,322	-	-
Industrials	49,948,791	49,948,791	-	-
Information Technology	30,043,032	30,043,032	-	-
Materials	22,739,668	22,739,668	-	-
Telecommunication Services	16,012,270	16,012,270	-	-
Utilities	36,029,417	36,029,417	-	-
Money Market Funds	12,408,385	12,408,385	-	-
Total Investments in Securities:	$ 527,803,960	$ 526,126,180	$ 1,677,780	$ -
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $486,199,292. Net unrealized appreciation aggregated $41,604,668, of which $75,854,337 related to appreciated investment securities and $34,249,669 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 28, 2013